BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 1.9%
(a)(b)
ACAS CLO Ltd., Series 2015-1A,
Class AR3, (LIBOR USD 3 Month +
0.89%), 5.08%, 10/18/28 ....... USD 924 $ 900,930
Bain Capital Credit CLO, Series 2018-
1A, Class A1, (LIBOR USD 3 Month
+ 0.96%), 5.28%, 04/23/31 ..... 1,000 976,116
BlueMountain CLO Ltd., Series 2013-
2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 5.50%, 10/22/30 1,961 1,923,677
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 0.97%),
5.05%, 04/17/31 ............ 1,246 1,211,940
CIFC Funding Ltd.
Series 2014-2RA, Class A1, (LIBOR
USD 3 Month + 1.05%), 5.37%,
04/24/30 ............... 992 972,021
Series 2017-1A, Class AR, (LIBOR
USD 3 Month + 1.01%), 5.29%,
04/23/29 ............... 1,875 1,838,157
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.04%), 5.28%,
04/20/31 ............... 1,000 973,568
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (LIBOR USD 3
Month + 0.82%), 3.73%, 11/15/28 . 855 837,255
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (LIBOR USD
3 Month + 1.02%), 5.10%, 04/15/29 1,369 1,345,758
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
4.11%, 08/15/30 ............ 958 941,924
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (LIBOR USD 3
Month + 1.10%), 5.18%, 07/15/31 1,500 1,455,445
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (LIBOR USD 3 Month
+ 1.02%), 3.94%, 05/16/31 ..... 1,000 974,305
Generate CLO 2 Ltd., Series 2A, Class
AR, (LIBOR USD 3 Month + 1.15%),
5.47%, 01/22/31 ............ 2,000 1,960,085
Madison Park Funding XLI Ltd., Series
12A, Class AR, (LIBOR USD 3
Month + 0.83%), 5.15%, 04/22/27 2,091 2,055,047
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 5.61%,
07/29/30 ................. 2,000 1,964,416
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.02%), 5.10%,
07/17/30 ................. 1,000 972,315
OZLM VII Ltd., Series 2014-7RA,
Class A1R, (LIBOR USD 3 Month +
1.01%), 5.09%, 07/17/29 ....... 1,458 1,436,620
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 5.27%, 04/20/31 ....... 1,979 1,938,291
24,677,870
Security
Par (000)
Par (000) Value
Ireland — 1.6%
(b)(c)
AlbaCore Euro CLO IV DAC, Series
4X, Class D, (EURIBOR 3 Month +
4.60%), 4.60%, 07/15/35 ....... EUR 1,695 $ 1,461,318
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3
Month + 6.45%), 7.83%, 04/15/34 1,300 1,016,457
Anchorage Capital Europe CLO DAC,
Series 4X, Class E, (EURIBOR 3
Month + 5.71%), 7.25%, 04/25/34 700 546,485
Aqueduct European CLO 2 DAC,
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 5.78%, 10/15/30 919 720,433
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
7.18%, 06/22/34 ............ 700 530,053
Avoca CLO XIV DAC
Series 14X, Class ER, (EURIBOR
3 Month + 4.70%), 6.02%,
01/12/31 ............... 1,970 1,532,242
Series 14X, Class FR, (EURIBOR
3 Month + 6.35%), 7.67%,
01/12/31 ............... 2,200 1,536,589
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 566,613
Avoca CLO XV DAC
Series 15X, Class ER, (EURIBOR
3 Month + 4.13%), 5.51%,
04/15/31 ............... 1,765 1,330,866
Series 15X, Class FR, (EURIBOR
3 Month + 5.84%), 7.22%,
04/15/31 ............... 3,425 2,393,949
BBAM European CLO I DAC, Series
1X, Class ER, (EURIBOR 3 Month +
5.91%), 7.41%, 07/22/34 ....... 700 530,951
BlueMountain CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month +
5.41%), 5.41%, 04/15/34 ....... 700 519,949
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 7.29%, 01/15/34 ....... 700 542,874
CIFC European Funding CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 6.99%, 01/15/34 600 464,532
CVC Cordatus Loan Fund XX DAC,
Series 20X, Class E, (EURIBOR 3
Month + 5.61%), 6.71%, 06/22/34 369 278,950
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (EURIBOR 3
Month + 3.15%), 4.15%, 12/15/34 400 322,573
Hayfin Emerald CLO X DAC, Series
10X, Class E, (EURIBOR 3 Month +
6.86%), 8.97%, 04/15/35 ....... 960 779,616
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
7.37%, 07/15/34 ............ 539 406,793
Invesco Euro CLO III DAC, Series
3X, Class F, (EURIBOR 3 Month +
8.07%), 9.45%, 07/15/32 ....... 874 701,151
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34 ............ 438 321,284
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34 280 210,543

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
7.56%, 07/22/34 ............ EUR 700 $ 518,846
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
7.21%, 03/15/34 ............ 597 435,344
OCP Euro CLO DAC, Series 2017-2X,
Class F, (EURIBOR 3 Month +
6.40%), 7.78%, 01/15/32 ....... 1,000 720,004
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35 ............ 400 294,367
Rockford Tower Europe CLO DAC,
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 7.42%, 04/20/34 578 413,758
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 7.38%, 07/25/35 700 528,890
19,625,430
United Kingdom — 0.2%
Greene King Finance plc
(b)
Series B1,  (Sterling Overnight
Index Average + 1.92%), 4.11%,
12/15/34 ............... GBP 2,018 1,879,197
Series B2,  (Sterling Overnight
Index Average + 2.20%), 4.39%,
03/15/36
(c)
.............. 800 688,080
2,567,277
United States — 0.0%
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (LIBOR USD 3 Month +
0.98%), 3.89%, 05/15/30
(a)(b)
.... USD 482 473,058
Total Asset-Backed Securities — 3.7%
(Cost: $58,935,862) .............................. 47,343,635
Shares
Shares
Common Stocks
Canada — 0.0%
CTC Triangle BV
(d)(e)
............ 1,393,669 385,642
Japan — 0.0%
NEW Top YK
(d)(e)(f)
.............. 59,465 1
Netherlands — 0.2%
Climate Transition Capital Acquisition I
BV
(d)
.................... 189,265 1,842,355
United Kingdom — 0.2%
(d)
Genius Sports Ltd. ............. 46,274 237,848
Hedosophia European Growth ..... 1 10
Hedosophia European Growth ..... 255,489 2,499,621
NEW Look Retailers
(e)
........... 2,879,698 33
2,737,512
United States — 1.2%
Aiven , Inc., Series D
(d)(e)
......... 6,597 738,468
Altus Power, Inc.
(d)
............. 11,521 114,749
Astra Space, Inc.
(d)
............. 45,693 28,805
Berkshire Grey, Inc., Class A
(d)
..... 80,952 108,476
Caesars Entertainment, Inc.
(d)
..... 2,154 94,194
California Resources Corp. ....... 20,834 939,822
Security
Shares
Shares Value
United States (continued)
Cano Health, Inc.
(d)
............. 45,228 $ 161,916
Cano Health, Inc., Class A
(d)
....... 2,721 9,741
CareMax Corp.
(d)
.............. 28,803 202,773
Chesapeake Energy Corp. ....... 5,454 557,781
Crown PropTech Acquisitions
(d)(e)
... 11,148 6,800
Crown PropTech Acquisitions
(d)
..... 29,076 289,597
DiamondRock Hospitality Co. ...... 36,679 342,582
Element Solutions, Inc. .......... 11,439 196,751
Excelerate Energy, Inc., Class A
(g)
... 7,244 200,079
Fanatics Holdings, Inc., Class
A, (Acquired 12/15/21, cost
$1,041,005)
(d)(e)(h)
............ 15,345 1,113,740
Forestar Group, Inc.
(d)
........... 4,202 48,659
Green Plains, Inc.
(d)
............ 12,991 375,310
Informatica , Inc., Class A
(d)(g)
...... 129,758 2,512,115
Kins Technology
(d)(e)
............ 33,889 35,245
Latch, Inc.
(d)
................. 31,344 42,001
Lions Gate Entertainment Corp., Class
A
(d)
..................... 225,365 1,816,442
Mr Cooper Group, Inc.
(d)
......... 4,382 173,045
New Look Builders, Inc.
(d)(e)
....... 11,518,792 115
Offerpad Solutions, Inc.
(d)
........ 44,958 43,812
Park Hotels & Resorts, Inc. ....... 17,305 226,349
Pivotal Investment Corp. III
(d)
...... 11,885 117,898
Planet Labs PBC
(d)
............. 33,200 174,300
Playstudios , Inc.
(d)
............. 50,453 227,543
Proof Acquisition Corp. I
(d)(e)
....... 6,703 7,574
Rocket Lab USA, Inc.
(d)
.......... 27,089 137,883
Sarcos Technology & Robotics
(d)
.... 210,002 424,204
Sarcos Technology & Robotics Corp.
(d)
19,370 39,127
Sarcos Technology & Robotics Corp.
(d)
(e)
...................... 5,273 9,861
Service Properties Trust ......... 27,352 221,825
Sonder Holdings, Inc.
(d)
.......... 47,852 104,796
Sunstone Hotel Investors, Inc. ..... 15,788 176,036
Symbotic Corp., Class A
(d)
........ 177,176 2,246,592
Taylor Morrison Home Corp.
(d)
..... 10,277 270,696
Tishman Speyer Innovation Corp. II,
Class A
(d)
................. 7,610 76,176
TPB Acquisition Corp. I, Class A
(d)
... 17,186 169,626
Tribune Resources LLC, Class A
(d)
.. 86,655 194,454
Xenia Hotels & Resorts, Inc. ...... 20,223 345,409
15,323,367
Total Common Stocks — 1.6%
(Cost: $37,227,654) .............................. 20,288,877
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
Genneia SA, 8.75%
,
09/02/27
(a)
.... USD 176 162,962
Australia — 0.0%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... 553 485,313
Austria — 0.4%
(c)
ams -OSRAM AG
( i )
0.00%, 03/05/25
(j)
........... EUR 4,000 2,787,045
2.13%, 11/03/27 ............ 2,200 1,293,184
OMV AG, 0.75%
,
12/04/23 ....... 912 877,467
4,957,696

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Brazil — 0.1%
Azul Investments LLP, 7.25%
,
06/15/26
(a)
................ USD 200 $ 125,725
Gol Finance SA
(a)
7.00%, 01/31/25 ............ 139 59,075
8.00%, 06/30/26 ............ 200 116,000
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 200 151,820
Oi SA
10.00%, (10.00% Cash or 4.00%
PIK), 07/27/25
(k)
.......... 165 42,415
Suzano Austria GmbH
3.75%, 01/15/31 ............ 150 119,344
Series DM3N, 3.13%, 01/15/32 .. 120 88,500
702,879
Canada — 0.2%
(a)
Bombardier, Inc., 7.13%
,
06/15/26 .. 2,000 1,893,135
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ 115 86,621
Mattamy Group Corp.
5.25%, 12/15/27 ............ 52 44,432
4.63%, 03/01/30 ............ 379 295,524
2,319,712
Cayman Islands — 0.0%
Pearl Holding II Ltd., 0.00%
,
(b)(c)(l)
... 191 6,018
Chile — 0.0%
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 229 203,810
4.70%, 01/22/28 ............ 200 145,850
349,660
China — 0.6%
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26
(c)(d)(m)
.............. 200 13,500
European TopSoho SARL, Series
SMCP, 4.00%
,
10/14/22
(c)(d)( i )(m)
... EUR 8,600 7,368,896
Fantasia Holdings Group Co. Ltd.,
11.75%
,
04/17/23
(c)(d)(m)
........ USD 200 11,000
KWG Group Holdings Ltd., 5.88%
,
11/10/24
(c)
................. 200 23,000
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(c)(d)(m)
.............. 200 30,000
NXP BV, 3.25%
,
11/30/51 ........ 91 52,655
Pearl Holding III Ltd., 9.00%
,
10/22/25
(c)
152 53,770
Redsun Properties Group Ltd., 10.50%
,
10/03/22
(c)(d)(m)
.............. 200 9,000
Times China Holdings Ltd., 6.75%
,
07/08/25
(c)
................ 200 13,000
Yango Justice International Ltd., 8.25%
,
11/25/23
(c)(d)(m)
.............. 200 3,000
Yuzhou Group Holdings Co. Ltd.
(c)(d)(m)
8.50%, 02/26/24 ............ 200 6,000
7.38%, 01/13/26 ............ 200 6,000
7,589,821
Colombia — 0.1%
Avianca Midco 2 plc, 9.00%
,
12/01/28
(a)
116 86,856
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 200 161,350
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 400 276,075
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 231 223,031
747,312
Security
Par (000)
Par (000) Value
Cyprus — 0.1%
Bank of Cyprus PCL
(EUR Swap Annual 1 Year +
2.79%), 2.50%, 06/24/27
(b)(c)
.. EUR 1,110 $ 863,396
Czech Republic — 0.1%
CPI Property Group SA, 1.75%
,
01/14/30
(c)
................ 1,600 984,790
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 200 175,150
France — 2.7%
Altice France SA
(c)
2.50%, 01/15/25 ............ EUR 4,100 3,603,466
2.13%, 02/15/25 ............ 2,300 2,000,955
BNP Paribas SA
(b)(l)
(LIBOR USD 6 Month + 0.08%),
4.24% ................. USD 740 503,200
(EUR Swap Annual 5 Year +
4.65%), 6.88%
(c)
.......... EUR 2,800 2,691,005
Series TMO, (BFRTMO - 0.25%),
0.84% ................. 1,503 1,122,992
Casino Guichard Perrachon SA
(b)(l)
(EURIBOR Swap Rate 10 Year +
1.00%), 4.26% ........... 7,464 1,180,208
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(c)
.......... 7,500 1,274,842
Goldstory SASU, 5.38%
,
03/01/26
(c)
. 5,112 4,521,481
Korian SA
(c)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(l)
............... GBP 1,300 1,133,038
(EURIBOR 6 Month + 9.00%),
1.88%
(b)( i )(l)
.............. EUR 6,172 2,012,665
0.88%, 03/06/27
( i )
........... 3,602 1,512,510
La Financiere Atalian SASU, 4.00%
,
05/15/24
(c)
................ 4,440 4,130,966
Quatrim SASU, 5.88%
,
01/15/24
(c)
.. 1,900 1,819,009
Sabena Technics SAS (Acquired
10/28/22, Cost $335,089), 6.58%
,
09/30/29
(b)(h)
............... 342 332,296
TDF Infrastructure SASU, 1.75%
,
12/01/29
(c)
................ 3,200 2,408,604
Verallia SA, 1.88%
,
11/10/31
(c)
..... 5,100 3,692,056
33,939,293
Germany — 3.4%
ADLER Group SA
(c)
2.00%, 11/23/23
( i )(n)
.......... 800 419,018
3.25%, 08/05/25 ............ 5,500 2,445,919
2.75%, 11/13/26 ............ 700 294,004
2.25%, 04/27/27 ............ 1,900 788,624
ADLER Real Estate AG
(c)
2.13%, 02/06/24 ............ 1,100 789,869
3.00%, 04/27/26 ............ 700 442,736
Aroundtown SA
(c)
(GBP Swap 5 Year + 4.38%),
4.75%
(b)(l)
............... GBP 3,200 1,762,512
2.00%, 11/02/26 ............ EUR 1,000 789,341
0.38%, 04/15/27 ............ 3,200 2,282,462
1.45%, 07/09/28 ............ 3,200 2,221,428
AT Securities BV, (USD Swap Semi 5
Year + 3.55%), 5.25%
(b)(c)(l)
...... USD 3,250 2,024,750
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(b)(c)(l)
EUR 1,200 865,707

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Germany (continued)
Deutsche Bank AG, (EURIBOR Swap
Rate 5 Year + 3.30%), 4.00%
,
06/24/32
(b)(c)
............... EUR 8,300 $ 7,179,626
Fresenius SE & Co. KGaA , 4.00%
,
02/01/24
(c)
................ 881 874,340
LEG Immobilien SE, 1.00%
,
11/19/32
(c)
1,600 979,417
Nidda Healthcare Holding GmbH,
3.50%
,
09/30/24
(c)
........... 6,050 5,587,892
Project Montelena , 10.25%
,
06/20/30 400 383,441
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
4.29%
(b)(c)(l)
................ 2,593 2,062,839
Tele Columbus AG, 3.88%
,
05/02/25
(c)
6,303 4,391,403
TK Elevator US Newco , Inc., 5.25%
,
07/15/27
(a)
................ USD 440 394,350
Vantage Towers AG, 0.75%
,
03/31/30
(c)
EUR 4,500 3,375,261
Volkswagen Bank GmbH, 1.88%
,
01/31/24
(c)
................ 900 868,532
Vonovia Finance BV, 1.63%
,
10/07/39
(c)
3,200 1,668,482
42,891,953
Ghana — 0.3%
Tullow Oil plc, 10.25%
,
05/15/26
(a)
.. USD 4,524 3,856,710
India — 0.1%
Continuum Energy Levanter Pte. Ltd.,
4.50%
,
02/09/27
(a)
........... 233 184,202
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
191 148,980
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... 200 166,850
8.95%, 03/11/25
(a)
........... 240 148,800
648,832
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%
,
04/14/27
(c)
................ 239 214,204
JGC Ventures Pte. Ltd.
(k)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 ............... 10 4,184
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(d)(m)
............ 597 235,740
454,128
Israel — 0.0%
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(c)
...................... 88 87,445
Teva Pharmaceutical Finance
Netherlands III BV, 4.10%
,
10/01/46 91 54,247
141,692
Italy — 1.9%
Autostrade per l'Italia SpA
(c)
1.88%, 09/26/29 ............ EUR 2,090 1,642,027
2.00%, 01/15/30 ............ 4,703 3,658,645
2.25%, 01/25/32 ............ 100 73,764
Banco BPM SpA , (EUR Swap Annual 5
Year + 3.17%), 2.88%
,
06/29/31
(b)(c)
5,455 4,260,054
FCA Bank SpA , 0.13%
,
11/16/23
(c)
.. 927 882,404
Fiber Bidco Spa, 11.00%
,
10/25/27
(c)
. 200 200,121
Lottomatica SpA , 5.13%
,
07/15/25
(c)
. 4,950 4,542,413
Nexi SpA , 0.00%
,
02/24/28
(c)( i )(j)
.... 3,500 2,539,258
Rekeep SpA , 7.25%
,
02/01/26
(c)
.... 1,119 969,003
Telecom Italia Capital SA, 7.20%
,
07/18/36 ................. USD 2,900 2,258,404
Security
Par (000)
Par (000) Value
Italy (continued)
Telecom Italia SpA , 1.63%
,
01/18/29
(c)
EUR 4,340 $ 3,088,392
24,114,485
Japan — 0.8%
Nomura Holdings, Inc., 5.10%
,
07/03/25 ................. USD 382 373,957
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(b)(c)(l)
EUR 1,700 1,059,965
SoftBank Group Corp.
(c)
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)(l)
............... USD 617 581,522
2.13%, 07/06/24 ............ EUR 8,100 7,470,663
9,486,107
Kuwait — 0.0%
NBK Tier 1 Ltd., (USD Constant
Maturity 6 Year + 2.88%), 3.63%
(a)(b)
(l)
....................... USD 252 208,577
Luxembourg — 2.2%
Altice Financing SA
(c)
2.25%, 01/15/25 ............ EUR 3,400 2,999,181
3.00%, 01/15/28 ............ 8,874 6,707,528
4.25%, 08/15/29 ............ 2,276 1,714,136
Codere New Holdco SA
7.50%, 11/30/27 ............ 1,649 748,466
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ............ 6,132 4,318,320
7.75%, 11/01/25 ............ GBP 700 571,260
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(c)
................ EUR 2,750 1,725,732
Summer BC Holdco A SARL, 9.25%
,
10/31/27
(c)
................ 457 350,270
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(c)
................ 3,763 3,215,469
Vivion Investments SARL
(c)
3.00%, 08/08/24 ............ 6,000 5,069,722
3.50%, 11/01/25 ............ 800 654,222
28,074,306
Mexico — 0.0%
Banco Mercantil del Norte SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%),
5.88%
(a)(b)(l)
................ USD 200 153,500
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 200 132,526
FEL Energy VI SARL, 5.75%
,
12/01/40
(c)
................ 188 126,131
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 200 83,850
496,007
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 238 209,440
Netherlands — 1.4%
Lincoln Financing SARL, (EURIBOR 3
Month + 3.88%), 5.03%
,
04/01/24
(b)
(c)
...................... EUR 3,500 3,417,368
Summer BidCo BV, 9.00%
,
(9.00%
Cash or 9.75% PIK), 11/15/25
(c)(k)
. 660 451,773
Trivium Packaging Finance BV, 5.50%
,
08/15/26
(a)(n)
............... USD 200 183,940
United Group BV
(c)
4.88%, 07/01/24 ............ EUR 2,000 1,882,541

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Netherlands (continued)
4.00%, 11/15/27 ............ EUR 143 $ 102,810
4.63%, 08/15/28 ............ 3,260 2,316,399
5.25%, 02/01/30 ............ 140 98,232
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ 10,101 7,361,956
Ziggo BV, 2.88%
,
01/15/30
(c)
...... 1,710 1,317,283
17,132,302
Nigeria — 0.0%
IHS Holding Ltd., 6.25%
,
11/29/28
(a)
. USD 200 143,038
Norway — 0.0%
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 3.69%
(b)(l)
.......... 210 142,800
Oman — 0.0%
Oryx Funding Ltd., 5.80%
,
02/03/31
(a)
200 174,600
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(c)
. 232 206,959
Portugal — 0.5%
Banco Espirito Santo SA
(c)(d)(m)
2.63%, 05/08/17 ............ EUR 6,100 723,399
4.75%, 01/15/18 ............ 19,300 2,288,787
4.00%, 01/21/23 ............ 22,800 2,703,852
5,716,038
Romania — 0.6%
RCS & RDS SA, 2.50%
,
02/05/25
(c)
.. 8,700 7,578,401
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ USD 405 345,338
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... 200 177,725
South Africa — 0.0%
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 200 135,000
Sasol Financing USA LLC, 6.50%
,
09/27/28 ................. 200 176,412
311,412
Spain — 2.1%
Banco de Sabadell SA
(b)(c)
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... EUR 600 506,972
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 900 714,835
Cellnex Finance Co. SA, 2.00%
,
02/15/33
(c)
................ 3,000 2,048,613
Cellnex Telecom SA
(c)( i )
1.50%, 01/16/26 ............ 1,100 1,313,435
0.50%, 07/05/28 ............ 3,800 3,606,331
0.75%, 11/20/31 ............ 9,700 6,526,667
Cirsa Finance International SARL,
6.25%
,
12/20/23
(c)
........... 594 585,890
Codere Finance 2 Luxembourg SA
(k)
8.00%, (8.00% Cash or 11.00%
PIK), 09/30/26
(c)(n)
......... 5,873 5,382,496
2.00%, (2.00% Cash or 13.63%
PIK), 11/30/27
(a)(b)
......... USD 746 620,248
12.75%, (12.75% Cash or 12.75%
PIK), 11/30/27
(b)(c)
......... EUR 1,099 868,187
Security
Par (000)
Par (000) Value
Spain (continued)
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(b)(c)(l)
EUR 423 $ 350,785
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 3,801 3,014,461
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(c)
................ 1,057 916,327
26,455,247
Sweden — 0.5%
(c)
Heimstaden Bostad AB, (EUR Swap
Annual 5 Year + 3.67%), 3.25%
(b)(l)
1,600 1,116,960
Intrum AB, 3.13%
,
07/15/24 ....... 1,600 1,484,775
Samhallsbyggnadsbolaget i Norden AB
(EUR Swap Annual 5 Year +
3.23%), 2.63%
(b)(l)
......... 291 97,737
1.13%, 09/04/26 ............ 300 213,776
(EUR Swap Annual 5 Year +
3.22%), 2.88%
(b)(l)
......... 1,200 348,299
SBB Treasury OYJ
0.75%, 12/14/28 ............ 3,700 1,985,815
1.13%, 11/26/29 ............ 1,000 543,538
5,790,900
Switzerland — 0.4%
Credit Suisse Group AG
(b)(l)
(USD Swap Semi 5 Year + 4.60%),
7.50%
(a)
................ USD 2,100 1,900,462
(USD Swap Semi 5 Year + 4.60%),
7.50%
(c)
................ 3,400 3,076,939
(USD Swap Semi 5 Year + 3.46%),
6.25%
(a)
................ 500 420,000
5,397,401
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 200 175,600
United Arab Emirates — 0.1%
DP World Salaam, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.75%), 6.00%
(b)(c)
(l)
....................... 200 193,312
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ............ 200 181,250
3.93%, 02/28/30 ............ 200 174,913
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 33 32,546
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 355 349,675
931,696
United Kingdom — 7.5%
BAT Capital Corp.
7.75%, 10/19/32 ............ 4,010 4,099,808
3.98%, 09/25/50 ............ 92 54,981
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ............ GBP 4,184 3,898,144
4.50%, 02/16/26 ............ 321 309,698
Bellis Finco plc, 4.00%
,
02/16/27
(c)
.. 1,300 1,036,134
British Telecommunications plc, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%
,
11/23/81
(a)(b)
.......... USD 5,525 4,373,317
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ 11,760 11,054,400
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(c)
( i )
....................... GBP 1,700 1,198,979

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ............ GBP 4,800 $ 4,957,930
4.50%, 08/28/27 ............ 1,666 1,585,772
eG Global Finance plc, 3.63%
,
02/07/24
(c)
................ EUR 800 709,563
EnQuest plc, 11.63%
,
11/01/27
(a)
... USD 3,525 3,446,393
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
GBP 4,707 4,372,370
HSBC Bank plc
(b)(l)
Series 3M, (LIBOR USD 6 Month +
0.10%), 2.98% ........... USD 1,180 834,850
Series 1M, (LIBOR USD 6 Month +
0.25%), 3.13% ........... 5,590 3,954,925
Series 2M, (LIBOR USD 6 Month +
0.25%), 4.42% ........... 2,800 1,981,000
International Consolidated Airlines
Group SA, 3.75%
,
03/25/29
(c)
.... EUR 3,800 2,778,959
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(c)(d)( i )
(m)
...................... GBP 4,275 882,436
Ladbrokes Group Finance plc, 5.13%
,
09/08/23
(c)
................ 2,800 3,160,306
Lloyds Banking Group plc, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.50%),
3.37%
,
12/14/46
(b)
........... USD 3,544 2,071,008
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(k)
................ GBP 560 276,692
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 10,258 9,963,508
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(c)
................ GBP 2,057 2,052,302
Sherwood Financing plc, 6.00%
,
11/15/26
(c)
................. 1,800 1,496,574
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ............ 2,955 3,049,915
8.25%, 07/31/25 ............ 6,839 7,078,276
Tesco Corporate Treasury Services plc,
1.38%
,
10/24/23
(c)
........... EUR 914 882,762
Unique Pub Finance Co. plc (The),
Series N, 6.46%
,
03/30/32
(c)(n)
... GBP 2,635 3,067,405
Very Group Funding plc (The), 6.50%
,
08/01/26
(c)
................ 1,367 1,062,100
Virgin Media Secured Finance plc
(c)
5.25%, 05/15/29 ............ 2,610 2,543,122
4.25%, 01/15/30 ............ 108 98,464
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 176 161,217
Vmed O2 UK Financing I plc, 4.00%
,
01/31/29
(c)
................ 7,169 6,699,758
95,193,068
United States — 37.4%
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. USD 140 116,865
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
174 163,568
Altria Group, Inc., 3.70%
,
02/04/51 .. 189 110,511
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(e)
.... 4,079 4,068,605
American Airlines Pass-Through Trust
(e)
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 2,474 2,427,554
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 5,651 5,432,546
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(e)
........... 4,322 4,209,206
Security
Par (000)
Par (000) Value
United States (continued)
American Tower Corp., 3.10%
,
06/15/50 ................. USD 96 $ 56,518
Amgen, Inc., 3.00%
,
01/15/52 ..... 96 59,137
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 6,000 5,923,020
Antero Resources Corp., 8.38%
,
07/15/26
(a)
................ 5,000 5,293,703
Aptiv plc, 3.10%
,
12/01/51 ........ 96 53,538
Arches Buyer, Inc., 4.25%
,
06/01/28
(a)
—
(o)
—
Ardagh Metal Packaging Finance USA
LLC, 3.25%
,
09/01/28
(a)
....... 360 295,166
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... 360 339,462
2.13%, 08/15/26
(c)
........... EUR 2,259 1,825,624
4.75%, 07/15/27
(c)
........... GBP 6,149 4,567,584
Ashton Woods USA LLC
(a)
4.63%, 08/01/29 ............ USD 86 64,608
4.63%, 04/01/30 ............ 230 170,685
AT&T, Inc.
3.50%, 09/15/53 ............ 96 61,615
3.65%, 09/15/59 ............ 187 117,959
Bank of America Corp., (SOFR 6 Month
+ 1.56%), 2.97%
,
07/21/52
(b)
.... 191 113,482
Bausch Health Cos., Inc., 5.50%
,
11/01/25
(a)
................ 96 76,702
Biogen, Inc., 3.15%
,
05/01/50 ..... 182 112,280
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 64 63,202
Boeing Co. (The), 3.95%
,
08/01/59 .. 92 57,618
Boyd Gaming Corp., 4.75%
,
12/01/27 34 31,325
BP Capital Markets America, Inc.,
3.00%
,
03/17/52 ............ 97 60,079
Broadcom Corp., 3.88%
,
01/15/27 .. 2,000 1,837,943
Broadcom, Inc.
3.15%, 11/15/25 ............ 3,000 2,796,760
3.75%, 02/15/51
(a)
........... 96 61,529
Buckeye Partners LP
4.35%, 10/15/24 ............ 275 261,863
4.13%, 03/01/25
(a)
........... 125 117,814
Caesars Entertainment, Inc., 8.13%
,
07/01/27
(a)
................ 374 363,715
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 129 126,524
Carnival Corp.
(c)
10.13%, 02/01/26 ........... EUR 8,129 7,852,731
7.63%, 03/01/26 ............ 2,600 1,862,851
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 3,740 2,627,350
CCO Holdings LLC, 5.13%
,
05/01/27
(a)
1,250 1,158,100
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 133 120,034
Charter Communications Operating
LLC
4.40%, 04/01/33 ............ 6,000 4,984,491
3.90%, 06/01/52 ............ 144 89,171
3.85%, 04/01/61 ............ 143 82,461
Cheever Escrow Issuer LLC, 7.13%
,
10/01/27
(a)
................ 200 183,600
Cheniere Energy Partners LP, 4.50%
,
10/01/29 ................. 19 16,776
Colgate Energy Partners III LLC
(a)
7.75%, 02/15/26 ............ 52 51,725
5.88%, 07/01/29 ............ 113 105,345

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Comcast Corp.
2.94%, 11/01/56 ............ USD 96 $ 55,515
2.99%, 11/01/63 ............ 192 108,134
CommScope , Inc., 6.00%
,
03/01/26
(a)
3,750 3,617,069
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 122 103,877
Cox Communications, Inc., 2.95%
,
10/01/50
(a)
................ 91 51,629
Crown Castle, Inc., 3.15%
,
07/15/23 . 3,461 3,407,269
CSC Holdings LLC
5.25%, 06/01/24 ............ 96 93,120
5.50%, 04/15/27
(a)
........... 1,250 1,171,875
Dana, Inc., 4.25%
,
09/01/30 ...... 67 53,664
Dell International LLC, 3.45%
,
12/15/51
(a)
................ 282 159,567
Dick's Sporting Goods, Inc., 4.10%
,
01/15/52 ................. 91 55,485
Discovery Communications LLC
3.25%, 04/01/23 ............ 3,340 3,300,398
4.00%, 09/15/55 ............ 187 106,698
DocuSign, Inc., 0.00%
,
01/15/24
( i )(j)
.. 2,100 1,970,850
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 660 624,419
Elevance Health, Inc., 5.35%
,
10/15/25 3,265 3,266,430
Energy Transfer LP
3.60%, 02/01/23 ............ 3,000 2,988,622
4.20%, 09/15/23 ............ 11,702 11,551,030
Entegris Escrow Corp., 5.95%
,
06/15/30
(a)
................ 2,000 1,825,000
EQM Midstream Partners LP, 7.50%
,
06/01/27
(a)
................ 6,500 6,418,750
Equinix , Inc., 2.63%
,
11/18/24 ..... 6,649 6,262,693
FirstEnergy Corp., Series C, 3.40%
,
03/01/50 ................. 92 57,155
Ford Motor Co., 3.25%
,
02/12/32 ... 93 69,826
Ford Motor Credit Co. LLC, 3.35%
,
11/01/22 .................. 730 730,000
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 115 97,890
5.00%, 03/01/28 ............ 1,399 1,154,577
Freed Corp., 10.00%
,
12/01/23
(e)
... 1,042 1,000,168
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 369 324,628
8.25%, 04/15/25 ............ 325 277,868
Freeport-McMoRan, Inc., 3.88%
,
03/15/23 ................. 7,000 6,951,313
FreeWire Technologies, Inc., 12.59%
,
03/31/25
(b)(e)
............... 630 562,275
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 5,536 5,092,158
5.00%, 05/01/28 ............ 1,511 1,322,125
6.75%, 05/01/29 ............ 1,503 1,238,096
8.75%, 05/15/30 ............ 6,294 6,427,748
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 8,360 7,781,802
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,500 1,372,584
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 118 102,660
Garden Spinco Corp., 8.63%
,
07/20/30
(a)
................ 5,234 5,383,458
Gilead Sciences, Inc., 2.80%
,
10/01/50 96 58,379
Security
Par (000)
Par (000) Value
United States (continued)
Global Payments, Inc.
4.00%, 06/01/23 ............ USD 5,000 $ 4,959,639
5.40%, 08/15/32 ............ 11,390 10,513,326
GLP Capital LP
3.35%, 09/01/24 ............ 5,000 4,683,842
4.00%, 01/15/31 ............ 213 170,796
Goldman Sachs Group, Inc. (The),
5.70%
,
11/01/24 ............ 5,000 5,000,335
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 7,086 4,108,038
GXO Logistics, Inc., 2.65%
,
07/15/31 355 253,134
HCA, Inc.
5.38%, 02/01/25 ............ 388 383,101
3.50%, 09/01/30 ............ 152 125,917
3.50%, 07/15/51 ............ 282 175,663
HF Sinclair Corp., 5.88%
,
04/01/26 .. 5,000 4,862,808
Homes by West Bay LLC, 9.50%
,
04/30/27
(e)
................ 1,201 1,088,466
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 363 310,526
Humana, Inc., 0.65%
,
08/03/23 .... 12,000 11,591,899
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 56,585
Intercontinental Exchange, Inc., 3.00%
,
09/15/60 ................. 91 52,601
Kinder Morgan, Inc.
3.15%, 01/15/23 ............ 1,500 1,492,814
5.63%, 11/15/23
(a)
........... 5,000 4,990,194
Leidos , Inc., 2.95%
,
05/15/23 ...... 6,175 6,101,884
Lightning eMotors , Inc., 7.50%
,
05/15/24
(a)( i )
................ 200 126,001
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 5,200 3,946,748
Lowe's Cos., Inc., 3.00%
,
10/15/50 .. 96 57,523
Macy's Retail Holdings LLC, 5.88%
,
03/15/30
(a)
................ 4,648 3,902,252
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... 175 173,017
Marvell Technology, Inc., 1.65%
,
04/15/26 ................. 2,000 1,727,791
Maxar Technologies, Inc., 7.75%
,
06/15/27
(a)
................ 6,000 5,882,099
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 1,779 1,453,443
Microchip Technology, Inc.
4.33%, 06/01/23 ............ 6,000 5,961,314
2.67%, 09/01/23 ............ 1,306 1,273,803
Micron Technology, Inc., 3.48%
,
11/01/51 .................. 91 53,556
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 284 240,161
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 61 54,290
5.50%, 08/15/28 ............ 290 235,222
5.13%, 12/15/30 ............ 285 213,104
5.75%, 11/15/31 ............ 134 102,794
Netflix, Inc.
4.63%, 05/15/29 ............ EUR 2,608 2,507,046
4.88%, 06/15/30
(a)
........... USD —
(o)
—
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 108 83,648
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ 2,017 1,905,056
4.75%, 11/01/28 ............ 185 162,356

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Northern Oil & Gas, Inc., 8.13%
,
03/01/28
(a)
................ USD 3,000 $ 2,910,000
NortonLifeLock , Inc.
(a)
6.75%, 09/30/27 ............ 3,728 3,675,044
7.13%, 09/30/30 ............ 4,226 4,154,115
Oracle Corp.
3.60%, 04/01/50 ............ 282 173,578
3.85%, 04/01/60 ............ 96 57,973
Organon & Co., 5.13%
,
04/30/31
(a)
.. 1,500 1,273,905
Pacific Gas & Electric Co.
4.95%, 06/08/25 ............ 3,000 2,907,701
5.45%, 06/15/27 ............ 3,000 2,828,764
3.25%, 06/01/31 ............ 1,250 972,762
5.90%, 06/15/32 ............ 5,000 4,652,599
4.50%, 07/01/40 ............ 7,250 5,406,266
4.20%, 06/01/41 ............ 1,000 703,458
4.60%, 06/15/43 ............ 750 537,578
Papa John's International, Inc., 3.88%
,
09/15/29
(a)
................ 1,000 812,433
Paramount Global, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.00%), 6.38%
,
03/30/62
(b)
................ 8,746 7,394,035
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 388 330,846
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 778 833,431
PerkinElmer, Inc., 0.55%
,
09/15/23 .. 5,000 4,805,275
Picard Midco , Inc., 6.50%
,
03/31/29
(a)
6,688 5,799,718
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 9,000 5,771,250
7.25%, 03/15/29 ............ 4,000 2,562,240
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 73 60,807
Prime Security Services Borrower LLC,
5.75%
,
04/15/26
(a)
........... 6,000 5,840,096
Range Resources Corp., 5.00%
,
03/15/23 ................. 75 74,710
Rocket Mortgage LLC, 3.63%
,
03/01/29
(a)
................ 292 226,300
Royalty Pharma plc
0.75%, 09/02/23 ............ 2,000 1,918,612
3.35%, 09/02/51 ............ 91 53,501
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 6,877 6,659,653
7.38%, 09/01/25 ............ 5,484 5,147,721
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 1,481 1,411,741
Service Properties Trust
4.50%, 06/15/23 ............ 4,995 4,927,568
4.35%, 10/01/24 ............ 97 89,073
4.50%, 03/15/25 ............ 411 363,735
7.50%, 09/15/25 ............ 4,572 4,457,700
Shire Acquisitions Investments Ireland
DAC, 2.88%
,
09/23/23 ........ 5,000 4,887,614
Sitio Royalties Corp., 7.84%
,
09/21/26
(b)
(e)
...................... 2,033 1,994,983
Skyworks Solutions, Inc., 0.90%
,
06/01/23 ................. 7,573 7,356,108
SM Energy Co.
6.75%, 09/15/26 ............ 2,250 2,216,250
6.63%, 01/15/27 ............ 2,000 1,960,000
Sonder Corp., 11.10%
,
01/19/27
(b)(e)
. 1,342 1,202,659
Security
Par (000)
Par (000) Value
United States (continued)
Splunk , Inc.
( i )
0.50%, 09/15/23 ............ USD 1,250 $ 1,200,000
1.13%, 06/15/27 ............ 2,000 1,700,000
Sprint Corp., 7.88%
,
09/15/23 ..... 15,000 15,246,045
Sprint Spectrum Co. LLC
(a)
4.74%, 03/20/25 ............ 6,875 6,777,977
5.15%, 03/20/28 ............ 1,500 1,459,610
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 65 57,073
Stem, Inc., 0.50%
,
12/01/28
(a)( i )
..... 47 34,959
Sun Country Airlines, 5.75%
,
03/15/29
(e)
12,697 12,220,645
Sun Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(e)
........ 13,498 13,110,712
Sunoco LP, 4.50%
,
04/30/30 ...... 275 233,863
Talen Energy Supply LLC
(a)(d)(m)
7.25%, 05/15/27 ............ 332 337,162
6.63%, 01/15/28 ............ 583 587,017
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 631 589,140
Tenet Healthcare Corp.
(a)
4.88%, 01/01/26 ............ 6,000 5,670,000
4.63%, 06/15/28 ............ 45 39,487
4.25%, 06/01/29 ............ 194 163,445
4.38%, 01/15/30 ............ 359 301,201
Tenneco, Inc., 5.00%
,
07/15/26 .... 5,250 5,236,009
T-Mobile USA, Inc.
3.30%, 02/15/51 ............ 143 91,740
3.40%, 10/15/52 ............ 144 93,127
3.60%, 11/15/60 ............ 91 58,551
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 10 8,600
5.70%, 06/15/28 ............ 29 25,125
Trimble, Inc., 4.15%
,
06/15/23 ..... 3,727 3,701,741
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 814 735,014
UnitedHealth Group, Inc., 5.15%
,
10/15/25 ................. 1,660 1,662,179
Uniti Group LP, 7.88%
,
02/15/25
(a)
.. 3,350 3,316,517
Univision Communications, Inc.
(a)
6.63%, 06/01/27 ............ 3,000 2,962,500
7.38%, 06/30/30 ............ 7,800 7,546,500
Verizon Communications, Inc., 2.99%
,
10/30/56 ................. 191 109,900
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
7,097 6,173,538
ViaSat , Inc., 5.63%
,
04/15/27
(a)
..... 5,225 4,830,930
Viatris , Inc., 4.00%
,
06/22/50 ...... 91 52,753
VICI Properties LP
5.75%, 02/01/27
(a)
........... 101 95,417
5.13%, 05/15/32 ............ 361 319,842
5.63%, 05/15/52 ............ 130 106,349
Vistra Operations Co. LLC
(a)
4.88%, 05/13/24 ............ 5,000 4,866,300
5.13%, 05/13/25 ............ 10,000 9,653,189
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 165 132,901
Western Digital Corp.
1.50%, 02/01/24
( i )(n)
.......... 4,250 4,043,875
4.75%, 02/15/26 ............ 2,122 1,960,473
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 24 22,816
Wynn Las Vegas LLC, 5.50%
,
03/01/25
(a)
................ 97 91,809
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 517 411,255

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ USD 9,000 $ 8,125,470
5.50%, 08/15/28 ............ 442 349,180
XHR LP
(a)
6.38%, 08/15/25 ............ 119 116,622
4.88%, 06/01/29 ............ 60 51,762
474,844,663
Zambia — 0.4%
First Quantum Minerals Ltd.
(a)
6.50%, 03/01/24 ............ 500 487,750
7.50%, 04/01/25 ............ 2,500 2,407,500
6.88%, 03/01/26 ............ 2,835 2,653,319
5,548,569
Total Corporate Bonds — 63.9%
(Cost: $989,546,246) ............................. 810,131,996
Floating Rate Loan Interests
Canada — 0.0%
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 7.60%
,
 11/01/26
(b)
..... 60 58,029
France — 0.2%
Tarkett Participation, Facility Term Loan
B, (EURIBOR 6 Month + 3.68%),
3.91%
,
 04/21/28
(b)
........... EUR 2,831 2,281,575
Germany — 0.6%
(b)
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.28%
,
 01/16/25 ............ 6,200 5,705,908
Tele Columbus AG, Facility Term Loan
A3, (EURIBOR 6 Month + 3.50%),
5.36%
,
 10/15/24 ............ 1,900 1,378,927
7,084,835
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan
(e)
(LIBOR GBP 6 Month + 0.00%),
16.50%, 11/10/27
(b)
........ GBP 284 260,729
0.00%, 11/09/29
(p)
........... 213 48,949
309,678
Luxembourg — 0.8%
(b)
Concrete Investment II SCA, Facility
Term Loan A2, (EURIBOR 3 Month
+ 0.00%), 2.00%
,
 12/30/22
(e)
.... EUR 80 8
Herens Holdco SARL, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 5.19%
,
 07/03/28 ...... 3,400 2,970,486
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.25%
,
 05/05/28 ............ USD 4,144 4,089,769
LSF10 XL Bidco SCA, Facility Term
Loan B4, (EURIBOR 3 Month +
3.68%), 4.87%
,
 04/12/28 ...... EUR 427 341,594
Rainbow UK Holdco Ltd., Facility Term
Loan B2, (EURIBOR 6 Month +
3.75%), 4.66%
,
 02/24/29 ...... 2,400 2,217,633
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Travelport Finance SARL, 1st Lien
Term Loan, (LIBOR USD 3 Month +
5.00%), 10.42%
,
 05/29/26 ...... USD 376 $ 251,566
9,871,056
Netherlands — 0.5%
(b)
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
5.89%
,
 07/21/26 ............ 739 725,132
Median BV, Facility Term Loan B1,
(EURIBOR 6 Month + 5.00%),
5.23%
,
 10/14/27 ............ EUR 6,000 5,102,335
5,827,467
Singapore — 0.0%
Grab Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 4.50%),
8.26%
,
 01/29/26
(b)
........... USD 233 218,118
Spain — 0.1%
(b)
Invictus Media SLU, Facility 2nd Lien
Term Loan, (EURIBOR 6 Month +
7.50%), 7.73%
,
 12/26/25
(e)
..... EUR 85 67,394
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,281 1,029,924
1,097,318
Sweden — 0.3%
Quimper AB, Facility Term Loan B1,
(EURIBOR 3 Month + 2.93%),
4.09%
,
 02/16/26
(b)
........... 4,675 4,227,363
United Kingdom — 0.3%
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24
(b)
........... 4,436 3,741,620
United States — 6.5%
2U, Inc., Term Loan, (LIBOR USD 3
Month + 5.75%), 10.16%
,
 12/30/24
(b)
USD 613 585,899
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
7.13% - 7.92%
,
 05/17/28
(b)
..... 494 342,267
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 8.24%
,
 02/02/26
(b)
..... 176 160,970
Altar BidCo , Inc., 2nd Lien Term
Loan, (SOFR 6 Month + 5.60%),
7.35%
,
 02/01/30
(b)
........... 12,786 10,852,117
AMC Entertainment Holdings, Inc.,
Term Loan B1, (LIBOR USD 1
Month + 3.00%), 6.31%
,
 04/22/26
(b)
342 242,053
American Auto Auction Group LLC, 1st
Lien Term Loan B, (SOFR 3 Month +
5.00%), 8.70%
,
 12/30/27
(b)
..... 757 681,550
American Auto Auction Group LLC, 2nd
Lien Term Loan B, (SOFR 3 Month +
8.75%), 12.30%
,
 01/02/29
(b)
..... 406 357,280
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 7.75%
,
 06/09/28
(b)
..... 93 84,703

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Apex Tool Group LLC, 1st Lien Term
Loan, (SOFR 1 Month + 5.25%),
8.62%
,
 02/08/29
(b)
........... USD 199 $ 171,349
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 4.00%), 7.58%
,
 11/24/27
(b)
185 173,445
Avaya, Inc., Term Loan B3,
(SOFR 1 Month + 10.00%),
13.38%
,
 12/15/27
(b)
.......... 2,666 1,639,590
AVSC Holding Corp., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.25%), 6.39%
,
 03/03/25
(b)
..... 969 838,135
AVSC Holding Corp., 1st Lien Term
Loan B3, 15.00%
,
 10/15/26
(p)
.... 329 330,235
Bally's Corp., Facility Term Loan B,
(LIBOR USD 1 Month + 3.25%),
6.55%
,
 10/02/28
(b)
........... 550 510,190
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
6.66%
,
 11/30/27
(b)
........... 103 100,276
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 7.25%
,
 07/21/25
(b)
..... 122 120,924
Carnival Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
5.88%
,
 06/30/25
(b)
........... 348 326,093
Central Parent, Inc., 1st Lien Term
Loan, (SOFR 3 Month + 4.50%),
8.11%
,
 07/06/29
(b)
........... 384 375,441
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 6.80%
,
 04/05/28
(b)
..... 165 111,804
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
6.44%
,
 05/14/28
(b)
........... 37 36,144
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.42%
,
 05/17/28
(b)
..... 89 74,547
ConnectWise LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
7.17%
,
 09/29/28
(b)
........... 180 169,238
CoreLogic , Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.50%),
10.31%
,
 06/04/29
(b)
.......... 750 485,002
DirectV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
8.75%
,
 08/02/27
(b)
........... 342 325,309
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
9.00%
,
 12/21/28
(b)
........... 241 209,085
DS Parent, Inc., Term Loan B, (LIBOR
USD 3 Month + 5.75%), 9.42% -
9.92%
,
 12/10/28
(b)
........... 372 354,621
DT Midstream, Inc., Term Loan,
(SOFR 1 Month + 2.00%),
5.81%
,
 06/26/28
(b)
........... 124 124,171
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 6.85%
,
 02/06/26
(b)
..... 684 672,586
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 7.50%),
11.13%
,
 05/01/28
(b)
.......... 398 394,978
EIS Group Ltd., Term Loan
(b)(e)
 07/10/28
(q)
................ 58 56,800
Security
Par (000)
Par (000) Value
United States (continued)
10.73%, 07/10/28 ........... USD 584 $ 567,998
Emerald Technologies (U.S.)
Acquisitionco , Inc., Term Loan
B, (SOFR 1 Month + 6.25%),
10.08%
,
 12/29/27
(b)
.......... 298 281,823
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.75%), 11.50%
,
 07/31/28
(b)
..... 561 548,551
Equinox Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.00%), 6.67%
,
 03/08/24
(b)
..... 1,642 1,195,333
Everi Holdings, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.50%),
6.25%
,
 08/03/28
(b)
........... 72 70,529
Fanatics Commerce Intermediate
Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.00%
,
 11/24/28
(b)(e)
.......... 283 273,669
Fertitta Entertainment LLC, Term
Loan B, (SOFR 1 Month + 4.00%),
7.73%
,
 01/27/29
(b)
........... 376 352,239
Flexsys Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
5.25%), 9.00%
,
 11/01/28
(b)(e)
.... 174 144,524
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.00% -
7.66%
,
 01/31/28
(b)
........... 76 69,079
Frontier Communications Holdings
LLC, Term Loan B, (LIBOR USD 3
Month + 3.75%), 7.44%
,
 05/01/28
(b)
3,937 3,712,435
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
8.32%
,
 08/31/27
(b)
........... 7,806 4,904,720
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.83%
,
 07/20/26
(b)(e)
.... 461 455,837
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month +
4.00%), 7.75%
,
 12/01/27
(b)
..... 4,469 4,348,533
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 6.75%
,
 08/02/28
(b)
..... 498 489,878
Hunter Douglas Holding BV, Term
Loan B1, (SOFR 3 Month + 3.50%),
6.34%
,
 02/26/29
(b)
........... 208 172,471
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 3 Month +
5.50%), 8.38%
,
 10/25/28
(b)(e)
.... 171 148,518
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
6.56%
,
 10/27/28
(b)
........... 5,754 5,593,391
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
6.50%
,
 07/10/28
(b)
........... 150 145,589
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 04/26/28
(b)
........... 325 305,847
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
8.50%
,
 10/04/28
(b)(e)
.......... 129 124,671
Kronos Acquisition Holdings, Inc., Term
Loan, (SOFR 3 Month + 6.00%),
8.94%
,
 12/22/26
(b)
........... 128 121,737

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.12%
,
 12/17/27
(b)
..... USD 803 $ 685,229
Live Nation Entertainment, Inc., Term
Loan B4, (LIBOR USD 1 Month +
1.75%), 5.31%
,
 10/19/26
(b)
..... 677 654,203
LSF11 A5 Holdco LLC, Term Loan,
(SOFR 1 Month + 3.50%),
7.34%
,
 10/15/28
(b)
........... 329 313,016
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 10.57%
,
 09/03/26
(b)(e)
... 209 188,001
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (LIBOR USD 3
Month + 7.00%), 9.88%
,
 11/01/29
(b)
(e)
...................... 461 437,950
Medline Borrower LP, Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.00%
,
 10/23/28
(b)
........... 1,838 1,687,675
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 7.19%
,
 08/02/28
(b)(e)
.... 2 2,326
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month +
6.50%), 10.25%
,
 08/02/29
(b)
..... 598 529,230
MH Sub I LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%),
7.50%
,
 09/13/24
(b)
........... 995 956,217
MH Sub I LLC, 2nd Lien Term
Loan, (SOFR 1 Month + 6.25%),
9.98%
,
 02/23/29
(b)
........... 637 582,059
MIP V Waste Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.00%
,
 12/08/28
(b)
........... 200 193,661
Naked Juice LLC, 1st Lien Term
Loan, (SOFR 3 Month + 3.25%),
6.90%
,
 01/24/29
(b)
........... 412 375,699
Naked Juice LLC, 2nd Lien Term
Loan, (SOFR 3 Month + 6.00%),
9.65%
,
 01/24/30
(b)
........... 969 839,018
New SK Holdco Sub LLC, Term
Loan, (SOFR 1 Month + 6.75%),
10.23%
,
 06/30/27
(b)
.......... 1,247 1,116,631
OVG Business Services LLC, Term
Loan, (LIBOR USD 1 Month +
6.25%), 9.83%
,
 11/20/28
(b)(e)
.... 454 424,228
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 6.99%
,
 12/28/27
(b)
..... 93 78,105
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
6.50%
,
 03/13/28
(b)
........... 487 472,722
ProFrac Holdings II LLC, Term
Loan, (SOFR 3 Month + 7.25%),
11.10%
,
 03/04/25
(b)(e)
......... 439 450,152
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 7.00%
,
 03/10/28
(b)
3,007 2,824,936
Proofpoint , Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.25%),
9.32%
,
 08/31/29
(b)
........... 733 703,680
RealPage , Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.50%),
10.25%
,
 04/23/29
(b)
.......... 1,293 1,240,866
Security
Par (000)
Par (000) Value
United States (continued)
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 9.11%
,
 04/27/28
(b)
..... USD 5,472 $ 3,910,564
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 12.11%
,
 04/27/29
(b)
..... 4,548 3,112,151
Restoration Hardware, Inc., Term
Loan, (SOFR 1 Month + 3.25%),
7.08%
,
 10/20/28
(b)
........... 482 453,885
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 8.41%
,
 03/16/27
(b)
..... 439 412,474
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 6.81%
,
 08/25/28
(b)
..... 702 684,067
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 7.25%
,
 09/23/27
(b)
..... 83 77,026
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.25%
,
 04/03/28
(b)
........... 257 175,553
Sophia LP, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 8.00%),
11.67%
,
 10/09/28
(b)
.......... 2,250 2,230,312
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.50%), 7.91%
,
 06/08/28
(b)
61 57,897
SRS Distribution, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.25%
,
 06/02/28
(b)
........... 412 381,933
Talen Energy Supply LLC, Term Loan,
(SOFR 3 Month + 4.75%), 7.48% -
8.24%
,
 11/13/23
(b)
........... 546 545,727
TIBCO Software, Inc., 1st Lien Term
Loan B, (SOFR 3 Month + 4.50%),
8.15%
,
 03/30/29
(b)
........... 722 657,020
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 7.17%
,
 03/31/28
(b)
..... 173 153,178
UKG, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
7.00%
,
 05/04/26
(b)
........... 497 479,320
United Airlines, Inc., Term Loan B,
(LIBOR USD 3 Month + 3.75%),
8.11%
,
 04/21/28
(b)
........... —
(o)
474
US Foods, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.00%),
5.75%
,
 09/13/26
(b)
........... 649 635,505
USI, Inc., Term Loan, (LIBOR USD 3
Month + 2.75%), 6.42%
,
 05/16/24
(b)
497 490,904
Vaco Holdings LLC, Term Loan,
(SOFR 3 Month + 5.00%), 8.70% -
8.83%
,
 01/21/29
(b)
........... 291 281,442
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.98%
,
 10/04/28
(b)(e)
.... 98 87,271
Verscend Holding Corp., Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
7.75%
,
 08/27/25
(b)
........... 6,952 6,856,152
White Cap Supply Holdings LLC, Term
Loan, (SOFR 1 Month + 3.75%),
7.48%
,
 10/19/27
(b)
........... 688 650,116

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Wilsonart LLC, Term Loan E,
(LIBOR USD 3 Month + 3.25%),
6.93%
,
 12/31/26
(b)
........... USD 785 $ 726,620
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 6.42%
,
 03/24/28
(b)
..... 60 59,309
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.32%
,
 12/21/27
(b)(e)
.... 150 142,983
Zayo Group Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
6.75%
,
 03/09/27
(b)
........... 92 74,245
83,025,906
Total Floating Rate Loan Interests — 9.3%
(Cost: $138,050,526) ............................. 117,742,965
Foreign Agency Obligations
Colombia — 0.0%
Ecopetrol SA, 4.13%
,
01/16/25 .... 243 223,530
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 200 142,662
366,192
France — 0.7%
Electricite de France SA
(b)(c)(l)
(GBP Swap Semi 13 Year + 4.23%),
6.00% ................. GBP 2,000 1,869,284
(BPISDS15 + 3.32%), 5.88% ... 1,900 1,579,608
(EUR Swap Annual 5 Year +
3.97%), 3.38% ........... EUR 8,000 5,138,900
8,587,792
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 231 197,184
Mexico — 0.1%
Comision Federal de Electricidad ,
4.88%
,
01/15/24
(c)
........... 223 219,098
Petroleos Mexicanos
6.50%, 03/13/27 ............ 463 403,505
8.75%, 06/02/29 ............ 226 202,694
5.95%, 01/28/31 ............ 311 223,453
1,048,750
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(c)
....... 200 119,475
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 228 215,360
Total Foreign Agency Obligations — 0.8%
(Cost: $15,947,069) .............................. 10,534,753
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29
(c)
219 205,217
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. 200 154,100
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ............ USD 336 $ 301,623
3.88%, 04/25/27 ............ 340 283,114
3.13%, 04/15/31 ............ 200 137,162
721,899
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(c)
........... 113 110,691
5.95%, 01/25/27
(c)
........... 140 130,357
5.50%, 02/22/29
(a)
........... 165 143,426
4.50%, 01/30/30
(a)
........... 244 194,788
4.88%, 09/23/32
(a)
........... 175 134,236
713,498
Egypt — 0.0%
Arab Republic of Egypt, 7.50%
,
02/16/61
(a)
................ 200 113,000
Guatemala — 0.1%
Republic of Guatemala
4.50%, 05/03/26
(c)
........... 200 188,663
5.25%, 08/10/29
(a)
........... 200 183,225
5.38%, 04/24/32
(a)
........... 200 184,162
556,050
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ 230 227,456
5.25%, 06/16/29
(a)
........... 200 183,412
410,868
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 200 190,960
Republic of Indonesia
3.50%, 01/11/28 ............ 200 182,475
4.10%, 04/24/28 ............ 200 187,725
561,160
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
................ 400 362,075
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ............ 295 270,220
3.25%, 04/16/30 ............ 239 200,730
4.88%, 05/19/33 ............ 207 182,678
653,628
Morocco — 0.0%
Kingdom of Morocco
(a)
2.38%, 12/15/27 ............ 267 218,907
3.00%, 12/15/32 ............ 255 183,249
402,156
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 200 144,500
7.88%, 02/16/32
(c)
........... 200 128,000
272,500
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ 258 216,398

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ USD 430 $ 388,827
3.16%, 01/23/30 ............ 343 278,859
667,686
Paraguay — 0.0%
Republic of Paraguay, 4.95%
,
04/28/31
(a)
................ 200 182,475
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 241 189,908
1.86%, 12/01/32 ............ 173 119,456
309,364
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 228 208,378
2.88%, 03/11/29
(c)
........... EUR 165 125,945
2.50%, 02/08/30
(c)
........... 174 125,237
459,560
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
(c)
4.50%, 04/17/30 ............ USD 200 191,330
2.25%, 02/02/33 ............ 353 271,069
462,399
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ............ 200 169,413
5.88%, 04/20/32 ............ 200 170,750
5.00%, 10/12/46 ............ 257 160,994
501,157
Ukraine — 0.0%
Ukraine Government Bond
(d)(m)
7.75%, 09/01/25
(c)
........... 112 23,471
8.99%, 02/01/26
(c)
........... 224 41,132
7.75%, 09/01/27
(c)
........... 220 36,548
7.25%, 03/15/35
(a)
........... 234 34,924
136,075
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. 195 197,499
Total Foreign Government Obligations — 0.7%
(Cost: $10,361,988) .............................. 8,258,764
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.8%
United States — 3.8%
(a)(b)
BX Commercial Mortgage Trust
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
6.21%, 06/15/38 .......... 3,692 3,405,321
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 6.21%,
05/15/38 ............... 5,000 4,597,377
Credit Suisse Mortgage Capital
Certificates, Series 2015-
RPL1,  3.95%, 02/15/24 ....... 4,000 3,908,101
Extended Stay America Trust
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 6.26%,
07/15/38 ............... 7,126 6,715,809
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 7.11%,
07/15/38 ............... USD 7,439 $ 6,954,343
Med Trust
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 7.41%,
11/15/38 ............... 8,000 7,353,475
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
8.66%, 11/15/38 .......... 11,096 10,093,364
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 5.51%,
04/15/38 ................. 5,486 5,114,616
48,142,406
Total Non-Agency Mortgage-Backed Securities — 3.8%
(Cost: $51,770,740) .............................. 48,142,406
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)(b)(l)
...... 200 176,921
Total Capital Trusts — 0.0%
(Cost: $200,000) ................................ 176,921
Shares
Shares
Preferred Stocks — 0.3%
United States — 0.3%
(e)
Cap Hill Brands
(d)
.............. 126,663 924,640
Dream Finders Homes, Inc., 9.00%
(l)
. 2,261 2,037,726
Versa Networks, Inc., Series
E, (Acquired 10/14/22, Cost
$567,638)
(d)(h)
.............. 194,516 567,638
3,530,004
Total Preferred Stocks — 0.3%
(Cost: $3,730,440) .............................. 3,530,004
Total Preferred Securities — 0.3%
(Cost: $3,930,440) .............................. 3,706,925
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Notes , 0.25%, 06/30/25
(r)
4,850 4,350,601
Total U.S. Treasury Obligations — 0.3%
(Cost: $4,855,093) .............................. 4,350,601

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Warrants
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/29/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(d)
.................. 109,736 $ 48,801
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/18/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(d)
.................. 71,516 17,669
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/Exercisable 06/29/21,
1 Share for 1 Warrant, Expires
06/29/26, Strike Price EUR 11.50)
(d)
(e)
...................... 94,710 8,517
United Kingdom — 0.0%
(d)
Genius Sports Ltd. (Issued/Exercisable
12/07/20, 1 Share for 1 Warrant,
Expires 12/31/28, Strike Price USD
11.50) ................... 35,901 34,106
Hedosophia European Growth (Issued/
Exercisable 05/13/21, 1 Share for
1 Warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(e)
.......... 167,092 16,513
50,619
United States — 0.0%
(d)
Ascent Resources Marcellus (Issued/
Exercisable 03/30/18, 1 Share for
1 Warrant, Expires 12/31/49, Strike
Price USD 0.80)
(e)
........... 440,830 22,041
Ascent Resources Marcellus Minerals
(Issued/Exercisable 03/30/18,
1 Share for 1 Warrant, Expires
12/31/49, Strike Price USD 0.80)
(e)
566,782 5,668
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 1,905 572
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 7,450 6,555
Climate Real Impact Solutions
II Acquisition Corp. (Issued/
Exercisable 07/06/20, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 838 —
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 12.50)
(e)
.......... 16,190 324
Embark Technology, Inc. (Issued/
Exercisable 03/05/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,393 58
EVgo , Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 8,910 15,860
Security
Shares
Shares Value
United States (continued)
Freewire Warrants TA (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(e)
........... 70,430 $ 64,091
Gores Holdings VIII, Inc. (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 3,296 2,966
KINS Technology Group, Inc. (Issued/
Exercisable 02/04/21, 1 Share for
1 Warrant, Expires 12/31/25, Strike
Price USD 11.50) ............ 45,102 961
Kinsey Interests, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 12/31/49, Strike
Price USD 10.00)
(e)
.......... 53,160 1,063
Latch, Inc. (Issued/Exercisable
06/04/21, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 6,894 758
Lightning eMotors , Inc. (Issued/
Exercisable 12/10/20, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 17,391 10,616
M3-Brigade Acquisition II Corp. (Issued/
Exercisable 02/17/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 80,000 4,000
Midas Intermediate Holdco II LLC
(Issued/Exercisable 07/14/22,
1 Share for 1 Warrant, Expires
06/30/27, Strike Price USD 10.00)
(e)
1,375 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 1,510
OPAL Fuels, Inc. (Issued/Exercisable
07/22/22, 1 Share for 1 Warrant,
Expires 02/04/23, Strike Price USD
11.50) ................... 2,032 2,581
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 Share for
1 Warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 4,828 773
Proof Acquisition Corp. I (Issued/
Exercisable 09/27/22, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(e)
.......... 16,758 1,005
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 5,599 840
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 20,304 2,985
Science Strategic Acquisition Corp.
Alpha (Issued/Exercisable 01/22/21,
1 Share for 1 Warrant, Expires
12/31/27, Strike Price USD 11.50) 4,249 23
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 12.50)
(e)
.......... 18,705 374

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
United States (continued)
Tishman Speyer Innovation Corp.
II (Issued/Exercisable 01/27/21,
1 Share for 1 Warrant, Expires
12/31/27, Strike Price USD 11.50) 1,522 $ 61
TPB Acquisition Corp. I (Issued/
Exercisable 02/19/21, 1 Share for
1 Warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 5,728 3,437
Versa Networks, Inc., Series E,
(Acquired 10/14/22, Cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/32, Strike Price USD 0.01)
(h)
23,975 —
Volta, Inc. (Issued/Exercisable
10/22/20, 1 Share for 1 Warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 9,180 2,296
151,418
Total Warrants — 0.0%
(Cost: $1,221,384) .............................. 277,024
Total Long-Term Investments — 84.4%
(Cost: $1,311,847,002) ........................... 1,070,777,946
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 3.8%
(s)
Barclays Bank plc, (1.00)%, Open
(Purchased on 10/03/22 to be
repurchased at USD 286,418,
collateralized by PBF Holding Co.
LLC, 6.00%, due at 02/15/28, par
and fair value of USD 329,000 and
$298,979, respectively)
(t)
....... USD 287 286,641
Barclays Bank plc, 1.75%, Open
(Purchased on 10/18/22 to be
repurchased at USD 3,088,951,
collateralized by Rakuten Group,
Inc., 5.13%, par and fair value of
USD 4,200,000 and $3,055,080,
respectively)
(l)(t)
............. 3,087 3,087,000
Barclays Bank plc, 2.75%, Open
(Purchased on 10/21/22 to be
repurchased at USD 5,073,098,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 6,500,000
and $5,070,000, respectively)
(t)
.. 5,070 5,070,000
Barclays Bank plc, 2.85%, Open
(Purchased on 10/04/22 to be
repurchased at USD 4,546,664,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 5,921,000 and
$4,610,979, respectively)
(t)
..... 4,537 4,536,966
Barclays Bank plc, 2.90%, Open
(Purchased on 10/17/22 to be
repurchased at USD 3,377,367,
collateralized by CommScope , Inc.,
8.25%, due at 03/01/27, par and
fair value of USD 3,850,000 and
$3,418,036, respectively)
(t)
..... 3,374 3,373,563
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 2.90%, Open
(Purchased on 10/04/22 to be
repurchased at USD 173,488,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 201,000 and
$166,830, respectively)
(t)
....... USD 173 $ 173,111
Barclays Bank plc, 2.90%, Open
(Purchased on 09/23/22 to be
repurchased at USD 3,942,651,
collateralized by Tenet Healthcare
Corp., 6.13%, due at 10/01/28, par
and fair value of USD 4,250,000 and
$3,678,375, respectively)
(t)
..... 3,931 3,931,250
Barclays Bank plc, 2.90%, Open
(Purchased on 10/04/22 to be
repurchased at USD 103,379,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of USD
156,000 and $99,055, respectively)
(t)
103 103,155
Barclays Bank plc, 2.92%, Open
(Purchased on 10/06/22 to be
repurchased at USD 3,411,905,
collateralized by Condor Merger
Sub, Inc., 7.38%, due at 02/15/30,
par and fair value of USD 4,000,000
and $3,308,293, respectively)
(t)
.. 3,405 3,405,000
BNP Paribas SA, 1.40%, Open
(Purchased on 10/28/22 to be
repurchased at USD 1,074,280,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,100,000 and
$1,053,076, respectively)
(t)
..... GBP 937 1,074,238
BNP Paribas SA, 2.94%, Open
(Purchased on 10/05/22 to be
repurchased at USD 4,454,250,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,423,265, respectively)
(t)
..... USD 4,445 4,444,813
J.P. Morgan Securities LLC,
2.20%, 11/04/22 (Purchased on
09/22/22 to be repurchased at
USD 110,813, collateralized by
Medline Borrower LP, 5.25%, due at
10/01/29, par and fair value of USD
132,000 and $102,795, respectively) 111 110,550
J.P. Morgan Securities LLC,
2.75%, 11/04/22 (Purchased on
09/22/22 to be repurchased at USD
215,916, collateralized by Home
Point Capital, Inc., 5.00%, due at
02/01/26, par and fair value of USD
316,000 and $186,784, respectively) 215 215,275
J.P. Morgan Securities LLC,
2.90%, 11/17/22 (Purchased on
10/24/22 to be repurchased at USD
1,099,057, collateralized by HCA,
Inc., 3.13%, due at 03/15/27, par
and fair value of USD 1,250,000 and
$1,105,000, respectively) ...... 1,098 1,098,438

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
10/20/22 to be repurchased at USD
503,106, collateralized by Eutelsat
SA, 2.25%, due at 07/13/27, par
and fair value of EUR 600,000 and
$490,600, respectively)
(t)
....... EUR 509 $ 503,201
J.P. Morgan Securities plc,
(0.55)%, Open (Purchased on
10/26/22 to be repurchased at USD
3,062,081, collateralized by BMW
Finance NV, 1.00%, due at 05/22/28,
par and fair value of EUR 3,500,000
and $3,067,213, respectively)
(t)
.. 3,099 3,062,315
J.P. Morgan Securities plc,
(0.35)%, Open (Purchased on
10/26/22 to be repurchased at
USD 309,990, collateralized by
International Design Group SpA ,
6.50%, due at 11/15/25, par and
fair value of EUR 345,000 and
$300,885, respectively)
(t)
....... 314 310,005
J.P. Morgan Securities plc,
0.40%, Open (Purchased on
10/26/22 to be repurchased at
USD 1,370,769, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,364,218,
respectively)
(t)
.............. 1,387 1,370,693
J.P. Morgan Securities plc,
0.40%, Open (Purchased on
10/26/22 to be repurchased at USD
2,770,448, collateralized by Ryanair
DAC, 0.88%, due at 05/25/26, par
and fair value of EUR 3,200,000 and
$2,784,025, respectively)
(t)
..... 2,803 2,770,294
J.P. Morgan Securities plc,
0.45%, Open (Purchased on
10/26/22 to be repurchased at
USD 1,370,779, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,364,218,
respectively)
(t)
.............. 1,387 1,370,693
J.P. Morgan Securities plc,
0.45%, Open (Purchased on
10/26/22 to be repurchased at
USD 1,265,775, collateralized by
Cie de Saint-Gobain, 1.88%, due
at 03/15/31, par and fair value of
EUR 1,500,000 and $1,253,852,
respectively)
(t)
.............. 1,281 1,265,696
Merrill Lynch International,
0.40%, Open (Purchased on
09/12/22 to be repurchased at USD
981,247, collateralized by EnBW
Energie Baden-Wuerttemberg AG,
1.13%, due at 11/05/79, par and
fair value of EUR 1,100,000 and
$948,473, respectively)
(t)
....... 992 980,705
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Merrill Lynch International,
0.40%, Open (Purchased on
09/12/22 to be repurchased at USD
803,303, collateralized by EnBW
Energie Baden-Wuerttemberg AG,
1.38%, due at 08/31/81, par and
fair value of EUR 1,100,000 and
$726,270, respectively)
(t)
....... EUR 812 $ 802,859
Nomura Securities International,
Inc., 2.92%, Open (Purchased on
10/04/22 to be repurchased at USD
1,200,749, collateralized by PG&E
Corp., 5.25%, due at 07/01/30, par
and fair value of USD 1,350,000 and
$1,195,418, respectively)
(t)
..... USD 1,198 1,198,125
RBC Capital Markets LLC,
(0.25)%, Open (Purchased on
10/03/22 to be repurchased at USD
128,285, collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 168,000
and $120,960, respectively)
(t)
.... 128 128,310
RBC Capital Markets LLC,
1.95%, Open (Purchased on
10/03/22 to be repurchased at
USD 94,508, collateralized by PHH
Mortgage Corp., 7.88%, due at
03/15/26, par and fair value of USD
108,000 and $89,640, respectively)
(t)
94 94,365
RBC Capital Markets LLC,
2.55%, Open (Purchased on
10/03/22 to be repurchased at
USD 545,736, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value
of USD 725,000 and $564,594,
respectively)
(t)
.............. 545 544,656
RBC Capital Markets LLC,
2.70%, Open (Purchased on
10/03/22 to be repurchased at USD
655,749, collateralized by PG&E
Corp., 5.00%, due at 07/01/28, par
and fair value of USD 750,000 and
$675,972, respectively)
(t)
....... 654 654,375
RBC Capital Markets LLC,
2.90%, Open (Purchased on
09/28/22 to be repurchased at USD
629,795, collateralized by Chemours
Co. (The), 5.75%, due at 11/15/28,
par and fair value of USD 750,000
and $637,125, respectively)
(t)
.... 628 628,125
RBC Capital Markets LLC,
2.92%, Open (Purchased on
10/03/22 to be repurchased at USD
220,299, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 314,000 and
$217,597, respectively)
(t)
....... 220 219,800
RBC Capital Markets LLC,
2.92%, Open (Purchased on
10/03/22 to be repurchased at USD
219,906, collateralized by Royal
Caribbean Cruises Ltd., 5.50%,
due at 04/01/28, par and fair value
of USD 314,000 and $241,780,
respectively)
(t)
.............. 219 219,408

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Europe Ltd., (0.45)%, Open
(Purchased on 10/28/22 to be
repurchased at USD 1,308,174,
collateralized by International Design
Group SpA , 6.50%, due at 11/15/25,
par and fair value of EUR 1,455,000
and $1,268,950, respectively)
(t)
.. EUR 1,324 $ 1,308,190
Total Borrowed Bond Agreements — 3.8%
(Cost: $48,608,202) .............................. 48,341,815
Certificates of Deposit — 0.1%
Domestic — 0.1%
Citibank NA, 4.06%, 08/01/23 ..... USD 911 902,105
Total Certificates of Deposit — 0.1%
(Cost: $911,000) ................................ 902,105
Shares
Shares
Money Market Funds — 12.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.92%
(u)(v)
.... 163,018,211 163,018,211
Total Money Market Funds — 12.9%
(Cost: $163,018,211) ............................. 163,018,211
Total Short-Term Securities — 16.8%
(Cost: $212,537,413) ............................. 212,262,131
Total Options Purchased — 0.3%
(Cost: $14,253,969 ) .............................. 4,472,604
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 101.5%
(Cost: $1,538,638,384) ........................... 1,287,512,681
Total Options Written — (0.2)%
(Premiums Received — $(8,636,356)) ................. (3,335,900)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (3.4)%
Austria — (0.2)%
Erste Group Bank AG, (EURIBOR
Swap Rate 5 Year + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (3,600) (2,728,436)
France — (0.1)%
Cie de Saint-Gobain, 1.88% ,  03/15/31 (1,500) (1,253,852)
Eutelsat SA, 2.25% ,  07/13/27 ..... (600) (490,600)
(1,744,452)
Germany — (0.4)%
BMW Finance NV, 1.00% ,  05/22/28 . (3,500) (3,067,213)
EnBW Energie Baden-Wuerttemberg
AG
(b)
(EUR Swap Annual 5 Year + 1.42%),
1.13% ,  11/05/79 .......... (1,100) (948,473)
(EUR Swap Annual 5 Year + 1.65%),
1.38% ,  08/31/81 .......... (1,100) (726,270)
(4,741,956)
Security
Par (000)
Par (000) Value
Ireland — (0.2)%
Ryanair DAC, 0.88% ,  05/25/26 ..... EUR (3,200) $ (2,784,025)
Italy — (0.1)%
International Design Group SpA ,
6.50% ,  11/15/25 ............ (1,800) (1,569,835)
Japan — (0.3)%
Rakuten Group, Inc., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.58%), 5.13%
(b)(l)
USD (4,200) (3,055,080)
United Kingdom — (0.1)%
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,100) (1,053,076)
United States — (2.0)%
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(a)
........... USD (6,500) (5,070,000)
Carnival Corp., 5.75% ,  03/01/27
(a)
... (314) (217,597)
Chemours Co. (The), 5.75% ,  11/15/28
(a)
(750) (637,125)
CommScope , Inc., 8.25% ,  03/01/27
(a)
(3,850) (3,418,036)
Condor Merger Sub, Inc.,
7.38% ,  02/15/30
(a)
........... (4,000) (3,308,293)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(a)
(168) (120,960)
HCA, Inc., 3.13% ,  03/15/27
(a)
...... (1,250) (1,105,000)
Home Point Capital, Inc.,
5.00% ,  02/01/26
(a)
........... (316) (186,784)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... (6,778) (5,278,368)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (156) (99,055)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (329) (298,979)
PG&E Corp.
5.00% ,  07/01/28 ............ (750) (675,972)
5.25% ,  07/01/30 ............ (1,350) (1,195,418)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (309) (256,470)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (314) (241,780)
Tenet Healthcare Corp.,
6.13% ,  10/01/28
(a)
........... (4,250) (3,678,375)
(25,788,212)
Total Corporate Bonds — (3.4)%
(Proceeds: $(49,271,427)) ......................... (43,465,072)
U.S. Treasury Obligations — (0.4)%
United States — (0.4)%
U.S. Treasury Notes, 0.25% ,  05/31/25 (4,925) (4,423,265)
Total U.S. Treasury Obligations — (0.4)%
(Proceeds: $(4,911,818)) .......................... (4,423,265)
Total Borrowed Bonds — (3.8)%
(Proceeds: $(54,183,245)) .........................
(47,888,337)
Investments Sold Short
Shares
Shares
Common Stocks
United States — (0.0)%
Carrols Restaurant Group, Inc. ..... (42,500) (74,375)
Total Common Stocks — (0.0)%
(Proceeds: $(76,354)) ............................ (74,375)

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
s
Security
Shares
Shares Value
Investment Companies
Invesco Senior Loan ETF ........ (150,000) $ (3,108,000)
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(v)
.......... (47,500) (3,747,750)
iShares MSCI Europe Financials ETF
(v)
(60,000) (913,800)
iShares Preferred & Income Securities
ETF
(v)
................... (110,000) (3,356,100)
(11,125,650)
Total Investment Companies
— (0.9)%
(Proceeds: $(11,377,431)) ......................... (11,125,650)
Total Investments Sold Short — (0.9)%
(Proceeds: $(11,453,785) ) ......................... (11,200,025)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 96.6%
(Cost: $1,464,364,998) ........................... 1,225,088,419
Other Assets Less Liabilities — 3.4% ................... 43,147,464
Net Assets — 100.0% .............................. $ 1,268,235,883
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,013,674, representing 0.16% of its net assets as of period end, and an original cost of $1,943,732.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Perpetual security with no stated maturity date.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)
Rounds to less than 1,000.
(p)
Fixed rate.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(t)
The amount to be repurchased assumes the maturity will be the day after the period end.
(u)
Annualized 7-day yield as of period end.
(v)
Affiliate of the Fund.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 175,866,951 $ — $ (12,848,740)
(a)
$ — $ — $ 163,018,211 163,018,211 $ 957,552 $ —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — (10,417,125) 10,282,513 134,612 — — — (3,043) —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . — (13,336,084) 9,322,094 27,450 238,790 (3,747,750) (47,500) (41,940) —
iShares MSCI Europe Financials
ETF .................. (476,700) (445,233) — — 8,133 (913,800) (60,000) — —
iShares Preferred & Income
Securities ETF .......... — (3,405,006) — — 48,906 (3,356,100) (110,000) — —
$ 162,062 $ 295,829 $ 155,000,561 $ 912,569 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5 Year Note .................................................... 12 12/30/22 $ 1,280 $ (12,887)
Short Contracts
Euro- Bobl ............................................................... 200 12/08/22 23,653 167,823
Euro-Bund .............................................................. 276 12/08/22 37,760 1,390,795
EURO STOXX 50 Index ..................................................... 179 12/16/22 6,392 (298,216)
EURO STOXX Banks Price Index ............................................... 201 12/16/22 867 (8,923)
EURO STOXX Chemical Equity Index ............................................ 14 12/16/22 921 (75,951)
NASDAQ 100 E-Mini Index ................................................... 7 12/16/22 1,603 157,181
Russell 2000 E-Mini Index .................................................... 60 12/16/22 5,559 180,605
S&P 500 E-Mini Index ...................................................... 30 12/16/22 5,825 10,827
U.S. Treasury 10 Year Note ................................................... 310 12/20/22 34,313 935,332
U.S. Treasury 10 Year Ultra Note ............................................... 7 12/20/22 814 70,595
U.S. Treasury Long Bond .................................................... 75 12/20/22 9,070 1,110,812
U.S. Treasury Ultra Bond .................................................... 11 12/20/22 1,411 144,719
Long Gilt ............................................................... 33 12/28/22 3,865 (91,178)
U.S. Treasury 2 Year Note .................................................... 90 12/30/22 18,400 310,656
4,005,077
$ 3,992,190
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 282,870 EUR 280,170 Natwest Markets plc 12/14/22 $ 5,037
EUR 6,502,278 USD 6,405,199 Barclays Bank plc 12/21/22 47,800
EUR 2,970,393 USD 2,936,858 Deutsche Bank AG 12/21/22 11,023
EUR 5,048,975 USD 4,913,439 JPMorgan Chase Bank NA 12/21/22 97,271
EUR 15,201,049 USD 14,894,612 Morgan Stanley & Co. International plc 12/21/22 191,231
GBP 8,854,693 USD 9,847,341 JPMorgan Chase Bank NA 12/21/22 325,184
USD 417,943 CHF 414,161 Bank of America NA 12/21/22 1,778
USD 5,135,581 CHF 4,924,000 Deutsche Bank AG 12/21/22 187,757
USD 1,158,375 EUR 1,154,000 Bank of America NA 12/21/22 13,121
USD 268,266,751 EUR 266,178,580 Citibank NA 12/21/22 4,105,485
USD 252,323 EUR 252,000 Credit Agricole Corporate & Investment Bank SA 12/21/22 2,233
USD 7,575,372 EUR 7,585,518 JPMorgan Chase Bank NA 12/21/22 47,343
USD 110,719,601 EUR 109,908,711 Morgan Stanley & Co. International plc 12/21/22 1,643,868
USD 67,433 EUR 67,000 State Street Bank and Trust Co. 12/21/22 941
USD 19,580,842 GBP 17,032,000 Bank of America NA 12/21/22 13,992
USD 56,609,672 GBP 49,152,576 Morgan Stanley & Co. International plc 12/21/22 141,783
USD 975,932 HKD 7,650,098 State Street Bank and Trust Co. 12/21/22 725
USD 903,487 JPY 130,475,254 Morgan Stanley & Co. International plc 12/21/22 20,278
6,856,850
CHF 518,068 USD 522,799 Bank of America NA 12/21/22 (2,224)
CHF 4,468,000 USD 4,516,064 Deutsche Bank AG 12/21/22 (26,446)
EUR 2,767,892 USD 2,782,538 Bank of America NA 12/21/22 (35,623)
EUR 5,385,523 USD 5,421,058 Deutsche Bank AG 12/21/22 (76,352)
EUR 71,134,732 USD 71,203,955 JPMorgan Chase Bank NA 12/21/22 (608,339)
GBP 1,771,000 USD 2,035,585 Citibank NA 12/21/22 (1,009)
GBP 690,000 USD 793,521 Natwest Markets plc 12/21/22 (829)
HKD 6,946,000 USD 885,569 Societe Generale SA 12/21/22 (118)
JPY 130,466,000 USD 888,250 JPMorgan Chase Bank NA 12/21/22 (5,104)
USD 1,195,598 EUR 1,205,370 Bank of America NA 12/21/22 (641)
USD 838,052 EUR 858,392 JPMorgan Chase Bank NA 12/21/22 (13,834)
USD 764,536 GBP 690,218 JPMorgan Chase Bank NA 12/21/22 (28,406)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 514,191 SEK 5,691,585 BNP Paribas SA 12/21/22 $ (3,514)
(802,439)
$ 6,054,411
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index ......................... 1,000 11/16/22 USD 50.00 USD 2,588 $ 11,500
CBOE Volatility Index ......................... 1,000 11/16/22 USD 42.50 USD 2,588 20,500
CBOE Volatility Index ......................... 1,000 11/16/22 USD 35.00 USD 2,588 45,000
Lions Gate Entertainment Corp. .................. 350 11/18/22 USD 12.50 USD 266 2,625
Lions Gate Entertainment Corp. .................. 3,000 11/18/22 USD 10.00 USD 2,277 45,000
S&P 500 Index ............................. 11 11/18/22 USD 4,300.00 USD 4,259 2,310
SPDR S&P Oil & Gas Exploration & Production ETF .... 1,000 11/18/22 USD 185.00 USD 15,129 9,000
Technology Select Sector SPDR Fund ............. 750 11/18/22 USD 175.00 USD 9,590 10,125
Western Digital Corp. ......................... 500 11/18/22 USD 65.00 USD 1,719 1,750
Alibaba Group Holding Ltd. ..................... 368 12/16/22 USD 150.00 USD 2,340 2,944
Alibaba Group Holding Ltd. ..................... 368 12/16/22 USD 200.00 USD 2,340 1,472
EURO STOXX 50 Index ....................... 95 12/16/22 EUR 4,000.00 EUR 3,437 8,168
EURO STOXX Banks Price Index ................. 467 12/16/22 EUR 85.00 EUR 2,043 118,263
EURO STOXX Banks Price Index ................. 890 12/16/22 EUR 100.00 EUR 3,894 16,491
EURO STOXX Banks Price Index ................. 1,135 12/16/22 EUR 90.00 EUR 4,966 141,610
Invesco QQQ Trust 1 ......................... 1,340 12/16/22 USD 330.00 USD 37,245 67,670
Invesco QQQ Trust 1 ......................... 1,340 12/16/22 USD 350.00 USD 37,245 15,410
Lions Gate Entertainment Corp. .................. 110 12/16/22 USD 15.00 USD 89 5,775
S&P 500 Index ............................. 9 12/16/22 USD 4,300.00 USD 3,485 11,970
Telecom Italia SpA ........................... 6,731 12/16/22 EUR 0.40 EUR 1,333 13,969
iShares China Large-Cap ETF ................... 1,388 01/20/23 USD 44.00 USD 2,908 4,858
S&P 500 Index ............................. 136 01/20/23 USD 6,000.00 USD 52,659 1,020
EURO STOXX Banks Price Index ................. 410 03/17/23 EUR 85.00 EUR 1,794 163,086
EURO STOXX Banks Price Index ................. 1,454 03/17/23 EUR 90.00 EUR 6,361 384,375
Intel Corp. ................................ 1,000 06/16/23 USD 40.00 USD 2,843 51,000
1,155,891
Put
U.S. Treasury 10 Year Note ..................... 275 11/04/22 USD 109.00 USD 275 34,375
U.S. Treasury 5 Year Note ...................... 300 11/04/22 USD 105.50 USD 300 28,125
Brunswick Corp. ............................ 500 11/18/22 USD 55.00 USD 3,534 8,750
Carnival Corp. .............................. 750 11/18/22 USD 5.00 USD 680 1,875
EURO STOXX 50 Index ....................... 118 11/18/22 EUR 3,400.00 EUR 4,269 17,842
EURO STOXX 50 Index ....................... 294 11/18/22 EUR 3,300.00 EUR 10,636 21,791
EURO STOXX 50 Index ....................... 294 11/18/22 EUR 3,000.00 EUR 10,636 4,503
EURO STOXX 50 Index ....................... 335 11/18/22 EUR 3,200.00 EUR 12,119 13,408
Frontier Communications Parent, Inc. .............. 500 11/18/22 USD 20.00 USD 1,171 13,750
Invesco Senior Loan ETF ...................... 2,250 11/18/22 USD 19.00 USD 4,662 16,875
iShares iBoxx $ High Yield Corporate Bond ETF ....... 750 11/18/22 USD 69.00 USD 5,507 12,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,000 11/18/22 USD 70.00 USD 7,343 26,500
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 500 11/18/22 USD 96.00 USD 5,068 13,000
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 850 11/18/22 USD 95.00 USD 8,615 14,450
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,000 11/18/22 USD 97.00 USD 10,135 33,500
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 750 11/18/22 USD 80.00 USD 5,918 172,125
iShares MSCI Germany ETF .................... 500 11/18/22 USD 20.00 USD 1,091 6,250
iShares Russell 2000 ETF ...................... 200 11/18/22 USD 160.00 USD 3,667 6,200
Maxar Technologies, Inc. ...................... 360 11/18/22 USD 15.00 USD 804 5,400
S&P 500 Index ............................. 144 11/18/22 USD 3,400.00 USD 55,757 53,280
S&P 500 Index ............................. 144 11/18/22 USD 3,600.00 USD 55,757 214,560
Sabre Corp. ............................... 250 11/18/22 USD 5.00 USD 145 4,500
SPDR S&P 500 ETF Trust ...................... 200 11/18/22 USD 360.00 USD 7,724 32,500

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR S&P 500 ETF Trust ...................... 250 11/18/22 USD 300.00 USD 9,655 $ 2,125
VanEck Semiconductor ETF .................... 200 11/18/22 USD 140.00 USD 3,784 1,400
VanEck Semiconductor ETF .................... 250 11/18/22 USD 155.00 USD 4,731 7,125
Vertiv Holdings Co. .......................... 350 11/18/22 USD 7.50 USD 501 5,250
Western Digital Corp. ......................... 750 11/18/22 USD 27.50 USD 2,578 8,625
U.S. Treasury 10 Year Note ..................... 150 11/25/22 USD 106.50 USD 15,000 16,406
Ally Financial, Inc. ........................... 1,000 12/16/22 USD 20.00 USD 2,756 15,000
CommScope Holding Co., Inc. ................... 750 12/16/22 USD 10.00 USD 993 20,625
EURO STOXX 50 Index ....................... 123 12/16/22 EUR 3,000.00 EUR 4,450 11,183
EURO STOXX 50 Index ....................... 280 12/16/22 EUR 3,100.00 EUR 10,129 36,387
EURO STOXX 50 Index ....................... 295 12/16/22 EUR 3,300.00 EUR 10,672 87,460
Ford Motor Co. ............................. 750 12/16/22 USD 8.00 USD 1,003 2,250
Frontier Communications Parent, Inc. .............. 500 12/16/22 USD 20.00 USD 1,171 23,750
iShares iBoxx $ High Yield Corporate Bond ETF ....... 350 12/16/22 USD 63.00 USD 2,570 3,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 500 12/16/22 USD 70.00 USD 3,672 41,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 750 12/16/22 USD 62.00 USD 5,507 15,750
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,000 12/16/22 USD 65.00 USD 7,343 19,000
iShares Preferred & Income Securities ETF .......... 1,000 12/16/22 USD 27.00 USD 3,051 20,000
Owl Rock Capital Corp. ....................... 2,000 12/16/22 USD 10.00 USD 2,374 25,000
Owl Rock Capital Corp. ....................... 2,500 12/16/22 USD 7.50 USD 2,968 43,750
RingCentral, Inc. ............................ 500 12/16/22 USD 22.50 USD 1,776 22,500
S&P 500 Index ............................. 157 12/16/22 USD 3,400.00 USD 60,790 317,140
S&P 500 Index ............................. 157 12/16/22 USD 3,600.00 USD 60,790 733,975
Sabre Corp. ............................... 650 12/16/22 USD 5.00 USD 378 20,800
STOXX Europe 600 Auto & Parts ................. 101 12/16/22 EUR 470.00 EUR 2,626 40,674
STOXX Europe 600 Auto & Parts ................. 211 12/16/22 EUR 350.00 EUR 5,486 13,033
STOXX Europe 600 Chemicals .................. 71 12/16/22 EUR 1,040.00 EUR 4,063 32,276
STOXX Europe 600 Chemicals .................. 101 12/16/22 EUR 840.00 EUR 5,779 7,486
STOXX Europe 600 Personal & Household Goods ..... 60 12/16/22 EUR 800.00 EUR 2,740 20,606
Tenneco, Inc. .............................. 350 12/16/22 USD 13.00 USD 690 3,500
Tenneco, Inc. .............................. 1,000 12/16/22 USD 10.00 USD 1,970 22,500
VanEck Semiconductor ETF .................... 200 12/16/22 USD 110.00 USD 3,784 2,000
Vertiv Holdings Co. .......................... 500 12/16/22 USD 10.00 USD 716 5,000
Western Digital Corp. ......................... 750 12/16/22 USD 27.50 USD 2,578 31,125
Xerox Holdings Corp. ......................... 1,000 12/16/22 USD 11.00 USD 1,463 10,000
American Airlines Group, Inc. .................... 1,500 01/20/23 USD 7.00 USD 2,127 14,250
American Airlines Group, Inc. .................... 3,500 01/20/23 USD 5.00 USD 4,963 19,250
Avis Budget Group, Inc. ....................... 86 01/20/23 USD 75.00 USD 2,034 7,955
Edison International .......................... 500 01/20/23 USD 40.00 USD 3,002 21,250
EURO STOXX 50 Index ....................... 184 01/20/23 EUR 3,100.00 EUR 6,656 54,551
PG&E Corp. ............................... 1,000 01/20/23 USD 7.00 USD 1,493 11,500
S&P 500 Index ............................. 52 01/20/23 USD 3,000.00 USD 20,134 68,900
S&P 500 Index ............................. 52 01/20/23 USD 3,300.00 USD 20,134 159,120
STMicroelectronics NV ........................ 500 01/20/23 USD 25.00 USD 1,556 33,750
Xerox Holdings Corp. ......................... 850 01/20/23 USD 10.00 USD 1,244 12,750
Invesco Senior Loan ETF ...................... 1,000 04/21/23 USD 19.00 USD 2,072 42,500
2,889,536
$ 4,045,427
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 11/16/22 USD 90.00 USD 20,000 $ 12,006

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly
Goldman Sachs
International 11/16/22 USD 90.00 USD 8,000 $ 4,802
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly
Goldman Sachs
International 11/16/22 USD 90.00 USD 10,000 5,582
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly
Goldman Sachs
International 11/16/22 USD 91.00 USD 10,000 6,664
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly Deutsche Bank AG 11/16/22 USD 92.50 USD 5,000 3,384
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly Deutsche Bank AG 11/16/22 USD 92.50 USD 2,000 1,353
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 38.V2 Quarterly Deutsche Bank AG 11/16/22 USD 92.50 USD 7,000 4,737
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly
Morgan Stanley & Co.
International plc 11/16/22 USD 93.50 USD 10,000 9,828
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 11/16/22 USD 94.00 USD 10,000 11,074
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 38.V1 Quarterly Barclays Bank plc 12/21/22 EUR 600.00 EUR 23,800 361,118
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 EUR 750.00 EUR 19,600 6,629
$ 427,177
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 1,000 11/16/22 USD 55.00 USD 2,588 $ (9,000)
CBOE Volatility Index .......................... 1,000 11/16/22 USD 60.00 USD 2,588 (7,500)
CBOE Volatility Index .......................... 1,000 11/16/22 USD 75.00 USD 2,588 (4,000)
Alibaba Group Holding Ltd. ...................... 736 12/16/22 USD 175.00 USD 4,679 (4,048)
EURO STOXX Banks Price Index .................. 1,602 12/16/22 EUR 95.00 EUR 7,009 (81,138)
Invesco QQQ Trust 1 .......................... 2,278 12/16/22 USD 340.00 USD 63,317 (54,672)
EURO STOXX Banks Price Index .................. 410 03/17/23 EUR 95.00 EUR 1,794 (68,375)
EURO STOXX Banks Price Index .................. 1,454 03/17/23 EUR 100.00 EUR 6,361 (145,488)
(374,221)
Put
EURO STOXX 50 Index ........................ 227 11/18/22 EUR 3,100.00 EUR 8,212 (5,496)
EURO STOXX 50 Index ........................ 588 11/18/22 EUR 3,150.00 EUR 21,271 (18,304)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 750 11/18/22 USD 63.00 USD 5,507 (23,250)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,000 11/18/22 USD 65.00 USD 7,343 (4,500)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,000 11/18/22 USD 90.00 USD 10,135 (9,000)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,350 11/18/22 USD 89.00 USD 13,682 (101,250)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 750 11/18/22 USD 70.00 USD 5,918 (41,250)
iShares Russell 2000 ETF ....................... 200 11/18/22 USD 140.00 USD 3,667 (900)
S&P 500 Index .............................. 288 11/18/22 USD 3,500.00 USD 111,513 (203,040)
SPDR S&P 500 ETF Trust ....................... 200 11/18/22 USD 340.00 USD 7,724 (8,100)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR S&P 500 ETF Trust ....................... 250 11/18/22 USD 250.00 USD 9,655 $ (375)
VanEck Semiconductor ETF ..................... 200 11/18/22 USD 110.00 USD 3,784 (1,400)
VanEck Semiconductor ETF ..................... 250 11/18/22 USD 130.00 USD 4,731 (875)
S&P 500 Index .............................. 314 12/16/22 USD 3,500.00 USD 121,580 (968,690)
STOXX Europe 600 Auto & Parts .................. 101 12/16/22 EUR 400.00 EUR 2,626 (12,976)
EURO STOXX 50 Index ........................ 184 01/20/23 EUR 2,800.00 EUR 6,656 (24,002)
S&P 500 Index .............................. 104 01/20/23 USD 3,150.00 USD 40,269 (205,400)
EURO STOXX Banks Price Index .................. 1,454 03/17/23 EUR 60.00 EUR 6,361 (53,884)
(1,682,692)
$ (2,056,913)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 500.00 EUR 6,900 $ (35,212)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 500.00 EUR 13,100 (66,852)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 525.00 EUR 19,600 (178,267)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 38.V1 Quarterly Barclays Bank plc 12/21/22 NR EUR 550.00 EUR 23,800 (323,114)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 575.00 EUR 7,800 (161,091)
Sold Protection on
5-Year Credit Default
Swap ......... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 38.V1 Quarterly Barclays Bank plc 12/21/22 NR EUR 575.00 EUR 19,200 (348,591)
(1,113,127)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 39.V1 5.00 % Quarterly Barclays Bank plc 11/16/22 NR USD 85.00 USD 20,000 (7,708)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 38.V2 5.00 Quarterly
Goldman Sachs
International 11/16/22 NR USD 85.00 USD 10,000 (3,881)
Sold Protection on
5-Year Credit Default
Swap .........
ITRAXX EUROPE
CROSSOVER Index
Series 38.V1 5.00 Quarterly Barclays Bank plc 12/21/22 NR EUR 700.00 EUR 23,800 (154,271)
(165,860)
$ (1,278,987)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V13 .................. 5.00 % Quarterly 12/20/24 USD 2,687 $ (80,540) $ (123,842) $ 43,302
CDX.NA.HY.39.V1 ................... 5.00 Quarterly 12/20/27 USD 20,563 36,162 880,579 (844,417)
ITRAXX.EUR.CROSSOVER.38.V1 ........ 5.00 Quarterly 12/20/27 EUR 14,576 228,019 578,145 (350,126)
ITRAXX.EUR.MAIN.38.V1 .............. 1.00 Quarterly 12/20/27 EUR 1,500 7,888 12,998 (5,110)
ITRAXX.EUR.SEN.FINANCIALS.38.V1 ..... 1.00 Quarterly 12/20/27 EUR 4,596 43,866 64,672 (20,806)
ITRAXX.FINSUB.38.V1 ............... 1.00 Quarterly 12/20/27 EUR 59,853 3,152,520 4,005,473 (852,953)
Markit CDX North American High Yield Index
Series 39.V1 ..................... 5.00 Quarterly 12/20/27 USD 21,500 37,812 782,343 (744,531)
$ 3,425,727 $ 6,200,368 $ (2,774,641)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1 day EFFR Quarterly 10/21/25 USD 143 $ 16,464 $ — $ 16,464
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (16,488) — (16,488)
$ (24) $ — $ (24)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5.00 % Quarterly Goldman Sachs Bank USA 12/20/22 USD 3,000 $ (15,612) $ 23,292 $ (38,904)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,470 (11,281) 5,224 (16,505)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 970 (7,444) 4,092 (11,536)
Staples, Inc. ............. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,150 64,781 18,283 46,498
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 3,715 (13,311) (32,627) 19,316
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 3,715 (13,311) (31,535) 18,224
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 164,460 106,754 57,706
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 370 60,850 40,625 20,225
Pitney Bowes, Inc. ......... 1.00 Quarterly BNP Paribas SA 06/20/24 USD 750 123,345 75,136 48,209
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 750 123,345 73,202 50,143
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 1,000 164,460 72,315 92,145
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 1,500 246,690 114,808 131,882
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/24 USD 380 62,495 41,757 20,738
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 500 56,895 48,097 8,798
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 525 59,739 42,684 17,055
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,500 39,810 46,878 (7,068)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (15,319) 9,694 (25,013)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (220,802) (139,137) (81,665)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 (75,250) (88,619) 13,369
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 740 3,571 62,989 (59,418)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (94,821) (75,034) (19,787)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (63,214) (50,030) (13,184)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (14,800) 17,706 (32,506)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 99,266 294,622 (195,356)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 252,275 276,050 (23,775)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (9,668) 51,938 (61,606)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (8,057) 56,863 (64,920)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (34,844) 191,415 (226,259)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (24,224) (26,166) 1,942
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 2,870 (24,224) (33,074) 8,850

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Caterpillar, Inc. ........... 1.00 % Quarterly Goldman Sachs International 12/20/26 USD 5,150 $ (128,667) $ (125,870) $ (2,797)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,725 (36,110) (28,789) (7,321)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,415 (50,553) (40,305) (10,248)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,725 (36,110) (29,599) (6,511)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Credit Suisse International 06/20/27 EUR 1,035 (21,665) (18,248) (3,417)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 1,767 (36,982) (44,293) 7,311
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,300 (110,946) (129,705) 18,759
Compass Group plc ........ 1.00 Quarterly Citibank NA 06/20/27 EUR 7,100 (165,510) (162,565) (2,945)
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 820 (51,370) (37,113) (14,257)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 3,833 17,579 (13,746)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 3,833 17,579 (13,746)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,201 5,120 21,993 (16,873)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,500 (80,668) (45,205) (35,463)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 3,450 (79,516) (45,313) (34,203)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 3,450 (79,516) (43,733) (35,783)
Koninklijke DSM NV ........ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,725 (41,626) (27,411) (14,215)
Koninklijke DSM NV ........ 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 5,175 (124,878) (88,482) (36,396)
Paramount Global ......... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 2,100 77,907 65,113 12,794
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 1,767 (29,962) (47,787) 17,825
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 3,533 (59,923) (95,517) 35,594
STMicroelectronics NV ...... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 3,500 (59,357) (73,345) 13,988
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,300 (89,885) (153,761) 63,876
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,500 (59,357) (61,836) 2,479
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,520 (59,697) (74,898) 15,201
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 1,855 (36,346) (37,035) 689
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 1,855 (36,346) (29,025) (7,321)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,855 (36,346) (31,363) (4,983)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,855 (36,346) (33,237) (3,109)
Telia Co. AB ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 1,855 (36,346) (34,291) (2,055)
WPP Finance SA .......... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,485 28,603 14,120 14,483
WPP Finance SA .......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 5,560 63,998 (48,656) 112,654
Banco Bilbao Vizcaya Argentaria
SA ................. 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 7,150 446,840 520,206 (73,366)
BASF SE ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 6,300 (1,381) 68,684 (70,065)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,133 (687) 70,853 (71,540)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 1,567 (343) 35,426 (35,769)
BMW Finance NV ......... 1.00 Quarterly Bank of America NA 12/20/27 EUR 3,133 (9,560) 32,967 (42,527)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 1,567 (4,780) 15,774 (20,554)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 3,200 (9,763) 33,439 (43,202)
BMW Finance NV ......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,200 (9,763) 28,280 (38,043)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 19,986 28,520 (8,534)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 5,000 (130,329) (96,729) (33,600)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,000 (104,264) (73,395) (30,869)
Commerzbank AG ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 6,880 25,017 43,523 (18,506)
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 12/20/27 USD 3,290 (204,917) (194,282) (10,635)
Ford Motor Co. ........... 5.00 Quarterly Goldman Sachs International 12/20/27 USD 820 (51,073) (25,959) (25,114)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 2,550 (158,826) (68,161) (90,665)
NatWest Group plc ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 3,550 191,602 183,554 8,048
Paramount Global ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,700 80,669 75,144 5,525
Santander Issuances SAU .... 1.00 Quarterly Bank of America NA 12/20/27 EUR 3,500 197,543 201,123 (3,580)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 49,727 84,080 (34,353)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 34,572 58,567 (23,995)
Solvay SA ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 6,300 27,829 89,320 (61,491)
Solvay SA ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 1,567 6,921 35,426 (28,505)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/27 USD 8,070 46,472 167,768 (121,296)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/27 USD 2,000 11,518 32,916 (21,398)
Standard Chartered plc ...... 1.00 Quarterly Barclays Bank plc 12/20/27 EUR 7,000 395,918 283,864 112,054
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 14,300 (1,829,957) (1,732,760) (97,197)
Tesco plc ............... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 3,300 68,891 67,301 1,590
Tesco plc ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 8,300 173,272 143,648 29,624

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Mexican States ...... 1.00 % Quarterly Bank of America NA 12/20/27 USD 2,000 $ 53,150 $ 81,208 $ (28,058)
$ – $ – $ –
$ (1,210,650) $ (62,491) $ (1,148,159)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly Barclays Bank plc 06/20/23 CCC+ EUR 720 $ (70,264) $ (149,202) $ 78,938
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Citibank NA 06/20/23 CCC+ EUR 966 (94,315) (100,966) 6,651
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 954 (93,058) (100,078) 7,020
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 720 (70,264) (155,665) 85,401
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 360 (35,133) (61,751) 26,618
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 258 (30,096) (12,139) (17,957)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 452 (52,801) (19,876) (32,925)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 B+ EUR 2,900 (60,257) (97,275) 37,018
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 B+ EUR 4,482 (93,128) (141,587) 48,459
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/23 B+ EUR 2,800 (58,179) (87,212) 29,033
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,000 212,655 173,211 39,444
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 3,000 318,981 238,468 80,513
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 1,300 138,225 124,898 13,327
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 667 70,885 66,163 4,722
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,200 233,919 217,369 16,550
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 40,749 63,733 (22,984)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 67,915 106,171 (38,256)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 149,413 223,332 (73,919)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 40,749 64,273 (23,524)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 2,185 119,927 166,689 (46,762)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 744 (7,145) — (7,145)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,850 (17,767) (20,085) 2,318
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,079 (10,367) (5,926) (4,441)
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 396 21,466 35,470 (14,004)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 B- EUR 1,400 (486,684) (129,667) (357,017)
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 667 (23,035) (27,433) 4,398
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 700 (24,187) (31,420) 7,233
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 740 (106,058) (26,977) (79,081)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 640 (91,668) 23,396 (115,064)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Jaguar Land Rover
Automotive plc ..... 5.00 % Quarterly
Credit Suisse
International 12/20/26 B+ EUR 622 $ (89,103) $ 24,051 $ (113,154)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 950 (136,155) 34,533 (170,688)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 897 (128,557) 29,536 (158,093)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 950 (136,155) 40,553 (176,708)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,500 61,645 138,666 (77,021)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 700 (70,544) (45,890) (24,654)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 2,000 (201,553) (135,416) (66,137)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 3,000 (302,329) (188,216) (114,113)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,100 (391,546) (93,903) (297,643)
Picard Bondco SA ..... 5.00 Quarterly Citibank NA 12/20/26 CCC+ EUR 870 (96,751) 35,868 (132,619)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 850 3,899 (10,883) 14,782
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B- EUR 405 (11,744) (6,622) (5,122)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 2,000 (238,404) (279,070) 40,666
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,900 (242,959) (63,186) (179,773)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,120 (143,218) (19,469) (123,749)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 2,325 (297,306) (68,879) (228,427)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,125 (143,858) (33,329) (110,529)
Nidda Healthcare Holding
GmbH ........... 5.00 Quarterly
Credit Suisse
International 06/20/27 B EUR 600 (18,267) (11,297) (6,970)
Nidda Healthcare Holding
GmbH ........... 5.00 Quarterly
Credit Suisse
International 06/20/27 B EUR 300 (9,134) (16,328) 7,194
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB EUR 760 (62,166) (14,925) (47,241)
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB EUR 460 (37,627) (24,865) (12,762)
Saipem Finance
International BV .... 5.00 Quarterly BNP Paribas SA 06/20/27 BB EUR 1,470 (120,242) (56,624) (63,618)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 760 (62,166) (30,195) (31,971)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 760 (62,166) (14,925) (47,241)
Saipem Finance
International BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 380 (31,083) (7,726) (23,357)
United Group BV ...... 5.00 Quarterly Barclays Bank plc 06/20/27 B EUR 1,770 (268,342) (101,366) (166,976)
United Group BV ...... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,470 (222,861) (76,205) (146,656)
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 06/20/27 B EUR 860 (130,381) (83,895) (46,486)
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,770 (268,342) (114,004) (154,338)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC EUR 506 (155,218) (123,474) (31,744)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 855 (262,243) (205,595) (56,648)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 304 (93,298) (73,144) (20,154)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC EUR 248 (76,095) (61,412) (14,683)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC EUR 519 (159,248) (125,517) (33,731)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 377 (115,464) (90,941) (24,523)
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 12/20/27 BBB USD 3,000 (38,026) (46,354) 8,328

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AT&T, Inc. ........... 1.00 % Quarterly Barclays Bank plc 12/20/27 BBB USD 5,000 $ (63,376) $ (95,476) $ 32,100
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB USD 3,000 (38,026) (54,113) 16,087
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB USD 3,000 (38,026) (40,010) 1,984
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB USD 2,000 (25,351) (32,530) 7,179
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 12/20/27 BB+ EUR 1,006 (2,633) (34,445) 31,812
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 12/20/27 BB+ EUR 3,570 (9,342) (119,798) 110,456
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 1,220 (3,192) (46,066) 42,874
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 BB+ EUR 3,565 (9,329) (115,507) 106,178
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 BB+ EUR 2,390 (6,254) (58,969) 52,715
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 1,600 (4,186) (45,704) 41,518
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 1,900 (4,972) (70,568) 65,596
General Motors Co. .... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BBB USD 2,000 260,894 255,340 5,554
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/27 BBB- USD 2,000 307,877 302,743 5,134
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/27 BBB- USD 2,000 307,877 300,143 7,734
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB- USD 5,000 769,693 693,781 75,912
Kraft Heinz Foods Co. .. 1.00 Quarterly Barclays Bank plc 12/20/27 BBB- USD 2,000 19,492 4,239 15,253
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 12/20/27 BBB- USD 5,000 48,731 11,250 37,481
Oracle Corp. ......... 1.00 Quarterly Bank of America NA 12/20/27 BBB USD 5,000 (2,691) (31,740) 29,049
Oracle Corp. ......... 1.00 Quarterly Bank of America NA 12/20/27 BBB USD 5,000 (2,691) (33,739) 31,048
Oracle Corp. ......... 1.00 Quarterly BNP Paribas SA 12/20/27 BBB USD 3,000 (1,615) — (1,615)
Oracle Corp. ......... 1.00 Quarterly BNP Paribas SA 12/20/27 BBB USD 3,000 (1,615) (25,395) 23,780
Oracle Corp. ......... 1.00 Quarterly Deutsche Bank AG 12/20/27 BBB USD 5,000 (2,691) (29,194) 26,503
Oracle Corp. ......... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB USD 2,000 (1,077) (10,659) 9,582
Tenet Healthcare Corp. .. 5.00 Quarterly Barclays Bank plc 12/20/27 B- USD 1,000 (10,880) 25,613 (36,493)
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 1,000 (10,880) (11,372) 492
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 2,500 (27,199) 59,369 (86,568)
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 2,000 (21,759) 36,651 (58,410)
UnitedHealth Group, Inc. . 1.00 Quarterly Bank of America NA 12/20/27 A+ USD 5,000 125,805 101,133 24,672
UnitedHealth Group, Inc. . 1.00 Quarterly Bank of America NA 12/20/27 A+ USD 5,000 125,805 98,813 26,992
Verizon Communications,
Inc. ............. 1.00 Quarterly Barclays Bank plc 12/20/27 BBB+ USD 3,000 (40,975) (56,694) 15,719
Yum! Brands, Inc. ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB USD 1,000 (14,855) (23,275) 8,420
Telecom Italia SpA ..... 1.00 Quarterly BNP Paribas SA 06/20/29 B+ EUR 2,000 (428,744) (385,410) (43,334)
$ (3,572,714) $ (1,016,123) $ (2,556,591)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks used in determining the variable rate of interest:
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR minus
12.00% ........ At Termination
Invesco Senior
Loan ETF
At
Termination Citibank NA 11/18/22 USD 10 $ 647 $ — $ 647
3 month EURIBOR ... Quarterly
IBOXX Euro
Corporates Overall
Total Return Index
At
Termination BNP Paribas SA 12/20/22 EUR 18,676 (1,309,577) 2,123 (1,311,700)
Markit iBoxx EUR Liquid
High Yield Index Total
Return Index ..... At Termination 3 month EURIBOR Quarterly BNP Paribas SA 12/20/22 EUR 6,200 19,417 (978) 20,395
Markit iBoxx EUR Liquid
High Yield Index Total
Return Index ..... At Termination 3 month EURIBOR Quarterly BNP Paribas SA 12/20/22 EUR 8,800 (170,240) (42) (170,198)
Markit iBoxx EUR Liquid
High Yield Index Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 4,930 (132,757) (183) (132,574)
Markit iBoxx EUR Liquid
High Yield Index Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 5,600 (206,569) (214) (206,355)
Markit iBoxx EUR Liquid
High Yield Index Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 14,100 (684,939) (253) (684,686)
Markit iBoxx EUR Liquid
High Yield Index Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 12/20/22 EUR 6,300 7,344 (994) 8,338
Pitney Bowes, Inc. ... Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 12/27/22 USD 10 (6,940) — (6,940)
Markit iBoxx EUR Liquid
High Yield Index Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 03/20/23 EUR 6,100 (159,030) 559 (159,589)
$ (2,642,644) $ 18 $ (2,642,662)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 4,937,064 $ 300,791
(c)
$ 5,257,461 0.6%
Quarterly
Merrill Lynch
International &
Co.
(d)
02/15/23 (2,005,612) (87,305)
(e)
(2,070,100) 0.2
$ 213,486 $ 3,187,361
(b) (d)
Range: 20-26 basis points 0-0 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR) USD - 1D Overnight Bank Funding Rate (OBFR01)
GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
(c)
Amount includes $(19,606) of net dividends and financing fees.
(e)
Amount includes $(22,817) of net dividends and financing fees.
i
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Telenet Group Holding NV ... 125,512 $ 1,913,588 36.4%
Germany
ADLER Group SA ......... 26,636 39,494 0.7
Ghana
Tullow Oil plc ............ 965,300 448,624 8.5
Italy
Telecom Italia SpA ........ 2,854,550 545,651 10.4
United Kingdom
EnQuest plc ............. 2,969,582 920,920 17.5
Liberty Global plc, Class A ... 60,802 1,025,122 19.5
1,946,042
United States
Altice USA, Inc., Class A .... 59,932 396,150 7.5
Coty, Inc., Class A ......... 158,694 1,064,837 20.3
1,460,987
Total Reference Entity — Long ............ 6,354,386
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
France
Fnac Darty SA ........... (201) $ (6,209) (0.1) %
Germany
BASF SE ............... (24,308) (1,090,716) (20.7)
Total Reference Entity — Short ............ (1,096,925)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 5,257,461
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International &
Co., as of period end, termination date February 15, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (20,000) $ (1,468,600) 71.0%
Pitney Bowes, Inc. ........ (100,000) (311,000) 15.0
Sabre Corp. ............. (50,000) (290,500) 14.0
(2,070,100)
Total Reference Entity — Short ............ (2,070,100)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (2,070,100)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 3.80%
1 day SOFR ......................................... Secured Overnight Financing Rate 3.04
3 month EURIBOR ..................................... Euro Interbank Offered Rate 1.70

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 47,343,635 $ — $ 47,343,635
Common Stocks
Canada ............................................. — — 385,642 385,642
Japan ............................................... — — 1 1
Netherlands ........................................... 1,842,355 — — 1,842,355
United Kingdom ........................................ 2,737,469 10 33 2,737,512
United States .......................................... 9,337,143 4,074,421 1,911,803 15,323,367
Corporate Bonds
Argentina ............................................ — 162,962 — 162,962
Australia ............................................. — 485,313 — 485,313
Austria .............................................. — 4,957,696 — 4,957,696
Brazil ............................................... — 702,879 — 702,879
Canada ............................................. — 2,319,712 — 2,319,712
Cayman Islands ........................................ — 6,018 — 6,018
Chile ............................................... — 349,660 — 349,660
China ............................................... — 7,589,821 — 7,589,821
Colombia ............................................ — 747,312 — 747,312
Cyprus .............................................. — 863,396 — 863,396
Czech Republic ........................................ — 984,790 — 984,790
Dominican Republic ..................................... — 175,150 — 175,150
France .............................................. — 33,939,293 — 33,939,293
Germany ............................................ — 42,891,953 — 42,891,953
Ghana .............................................. — 3,856,710 — 3,856,710
India ............................................... — 648,832 — 648,832
Indonesia ............................................ — 454,128 — 454,128
Israel ............................................... — 141,692 — 141,692
Italy ................................................ — 24,114,485 — 24,114,485
Japan ............................................... — 9,486,107 — 9,486,107
Kuwait .............................................. — 208,577 — 208,577
Luxembourg .......................................... — 28,074,306 — 28,074,306
Mexico .............................................. — 496,007 — 496,007
Morocco ............................................. — 209,440 — 209,440

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Level 1 Level 2 Level 3 Total
Netherlands ........................................... $ — $ 17,132,302 $ — $ 17,132,302
Nigeria .............................................. — 143,038 — 143,038
Norway .............................................. — 142,800 — 142,800
Oman ............................................... — 174,600 — 174,600
Peru ................................................ — 206,959 — 206,959
Portugal ............................................. — 5,716,038 — 5,716,038
Romania ............................................. — 7,578,401 — 7,578,401
Saudi Arabia .......................................... — 345,338 — 345,338
Singapore ............................................ — 177,725 — 177,725
South Africa ........................................... — 311,412 — 311,412
Spain ............................................... — 26,455,247 — 26,455,247
Sweden ............................................. — 5,790,900 — 5,790,900
Switzerland ........................................... — 5,397,401 — 5,397,401
Tanzania, United Republic Of ............................... — 175,600 — 175,600
United Arab Emirates .................................... — 931,696 — 931,696
United Kingdom ........................................ — 95,193,068 — 95,193,068
United States .......................................... — 427,526,844 47,317,819 474,844,663
Zambia .............................................. — 5,548,569 — 5,548,569
Floating Rate Loan Interests
Canada ............................................. — 58,029 — 58,029
France .............................................. — 2,281,575 — 2,281,575
Germany ............................................ — 7,084,835 — 7,084,835
Jersey, Channel Islands ................................... — — 309,678 309,678
Luxembourg .......................................... — 9,871,048 8 9,871,056
Netherlands ........................................... — 5,827,467 — 5,827,467
Singapore ............................................ — 218,118 — 218,118
Spain ............................................... — 1,029,924 67,394 1,097,318
Sweden ............................................. — 4,227,363 — 4,227,363
United Kingdom ........................................ — 3,741,620 — 3,741,620
United States .......................................... — 79,520,978 3,504,928 83,025,906
Foreign Agency Obligations ................................. — 10,534,753 — 10,534,753
Foreign Government Obligations .............................. — 8,258,764 — 8,258,764
Non-Agency Mortgage-Backed Securities ........................ — 48,142,406 — 48,142,406
Preferred Securities
United States .......................................... — 176,921 3,530,004 3,706,925
U.S. Treasury Obligations ................................... — 4,350,601 — 4,350,601
Warrants .............................................. 142,214 15,214 119,596 277,024
Short-Term Securities
Borrowed Bond Agreements ................................. — 48,341,815 — 48,341,815
Certificates of Deposit ..................................... — 902,105 — 902,105
Money Market Funds ...................................... 163,018,211 — — 163,018,211
Options Purchased
Credit contracts .......................................... — 427,177 — 427,177
Equity contracts .......................................... 3,966,521 — — 3,966,521
Interest rate contracts ...................................... 78,906 — — 78,906
Liabilities
Borrowed Bonds ......................................... — (47,888,337) — (47,888,337)
Investments Sold Short
Common Stocks ......................................... (74,375) — — (74,375)
Investment Companies .................................... (11,125,650) — — (11,125,650)
$ 169,922,794 $ 1,001,354,619 $ 57,146,906 $ 1,228,424,319
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 2,481,333 $ — $ 2,481,333
Equity contracts ........................................... 348,613 301,438 — 650,051
Foreign currency exchange contracts ............................ — 6,856,850 — 6,856,850
Interest rate contracts ....................................... 4,130,732 45,197 — 4,175,929
Liabilities
Credit contracts ........................................... — (10,239,711) — (10,239,711)
Equity contracts ........................................... (2,056,913) (477,335) — (2,534,248)
Foreign currency exchange contracts ............................ — (802,439) — (802,439)
Interest rate contracts ....................................... (104,065) (2,681,590) — (2,785,655)
$ 2,318,367 $ (4,516,257) $ — $ (2,197,890)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2022 ................................................. $ 1,459,363 $ 49,161,103 $ 11,316,378 $ 3,760,186 $ 119,134 $ 65,816,164
Transfers into Level 3 ........................................................... — — 1,457,838 — 42,964 1,500,802
Transfers out of Level 3 .......................................................... — — (2,361,755) — — (2,361,755)
Other
(a)
.................................................................... 738,468 — — (738,468) — —
Accrued discounts/premiums ....................................................... — 7,525 5,037 — — 12,562
Net realized gain .............................................................. — 427 28,098 — — 28,525
Net change in unrealized appreciation (depreciation)
(b)
...................................... 99,648 (822,169) 228,325 (59,352) (42,502) (596,050)
Purchases ................................................................... — 3,188,632 2,569,039 567,638 — 6,325,309
Sales ...................................................................... — (4,217,699) (9,360,952) — — (13,578,651)
Closing balance, as of October 31, 2022 ...............................................
$ 2,297,479 $ 47,317,819 $ 3,882,008 $ 3,530,004 $ 119,596 $ 57,146,906
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2022
(b)
........
$ 99,648 $ (822,169) $ (21,760) $ (59,352) $ (42,502) $ (846,135)
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2022
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end October 31, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $562,275 changed to Discount Cash Flow approach. The investments were previously valued utilizing an Option Pricing Model. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
The fund valued certain of its Level 3 investments using recent prior transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transactions, for which inputs are unobservable, is $924,640 as of October 31, 2022.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $2,864,122. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 2,287,469 Market Time to Exit 0.6 - 1.7 years 1.6 years
Volatility 33% - 72% 36%
Revenue Multiple 5.00x - 17.19x 9.86x
Corporate Bonds
(b)
............................ 47,317,819 Income Discount Rate 6% - 35% 9%
Floating Rate Interests ......................... 1,080,635 Income Discount Rate 9% - 12% 11%
Preferred Stocks
(c)
............................ 3,530,004 Market Discount Rate 12% –
Warrants .................................. 66,857 Market Time to Exit 0.2 – 0.7 years 0.4 years
Volatility 40% - 63% 60%
Revenue Multiple 12.75x –
$ 54,282,784
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts